    As filed with the Securities and Exchange Commission on October 30, 2001


                                                        Registration No. 2-58287
                                                 Investment Co. Act No. 811-2729

                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549
                                                      FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----
     Pre-Effective Amendment No.
                                 ----                                      -----

     Post-Effective Amendment No. 42                                         X
                                 ----                                      -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                           -----

     Amendment No.   43
                   -------


                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
          -------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           -------------------

                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:


Tim D. Yang, Esquire                     Martha J. Hays, Esquire

A I M Advisors, Inc.                     Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100             1735 Market Street, 51st Floor
Houston, Texas 77046-1173                Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date), pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

      GOVERNMENT & AGENCY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      Cash Management Class

      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Cash
                                       Management Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                            2

Performance Table                              2
- - - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares. The Cash Management Class shares are not subject to sales loads.


                   [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURN
-----------                               ------
1999....................................  5.05%
2000....................................  [  ]%



The Cash Management Class shares' year-to-date total return as of September 30, 2001 was [3.41]%.



  During the periods shown in the bar chart, Cash Management Class' highest quarterly return was [1.35]% (quarter ended [December 31, 1999]) and its lowest quarterly return was [1.17]% (quarter ended [March 31, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                       SINCE    INCEPTION
December 31, 2000)           1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------
Cash Management Class        [  ]%       --       --         [  ]%    09/01/98
-------------------------------------------------------------------------------



Cash Management Class shares' seven-day yield on December 31, 2000 was [ ]%. For the current seven-day yield, call (800) 877-7745.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)          CASH MANAGEMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)         CASH MANAGEMENT CLASS
-----------------------------------------------
Management Fees                   0.10%

Distribution and/or
Service (12b-1) Fees              0.10

Other Expenses                    0.05

Total Annual Fund
Operating Expenses(2)             0.25
----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.12%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.20]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Cash Management
  Class          $[26]     $[80]    $[141]     $[318]
------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation.]


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                     CASH MANAGEMENT CLASS
                                                              -----------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                              -----------------------------------
                                                                2001          2000         1999
                                                              --------      --------      -------
Net asset value, beginning of period                          $             $   1.00      $  1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                         0.06         0.05
=================================================================================================
Less distributions from net investment income                                  (0.06)       (0.05)
=================================================================================================
Net asset value, end of period                                $             $   1.00      $  1.00
_________________________________________________________________________________________________
=================================================================================================
Total return                                                          %         5.95%        4.98%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $223,495      $85,113
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                 %         0.15%(a)     0.14%
-------------------------------------------------------------------------------------------------
  Without fee waivers and reimbursements                              %         0.27%(a)     0.30%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to average net assets                  %         5.94%(a)     4.83%
_________________________________________________________________________________________________
=================================================================================================



(a) Ratios are based on average net assets of $[      ].

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution and service fees of 0.10% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

  You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7745

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

Government & Agency Portfolio, a
series of Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
--------------------------------------



[AIM LOGO APPEARS HERE]     www.aimfunds.com     [  ]     INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

     GOVERNMENT & AGENCY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

     Institutional Class
     Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

                                                    AIM--Registered Trademark--

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Institutional
                                       Class of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                            2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-1

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares. The Institutional Class shares are not subject to sales loads.


                   [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURN
-----------                               ------
1999....................................   5.14%
2000....................................  [6.45]%



  The Institutional Class shares' year-to-date total return as of September 30, 2001 was [3.47]%.



  During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.66]% (quarter ended [December 31, 2000]) and its lowest quarterly return was [1.19]% (quarter ended [March 31, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                      SINCE     INCEPTION
December 31, 2000)         1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------
Institutional Class        [6.45]%      --        --      [5.72]%     09/01/98
-------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2000 was [6.49]%. For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-------------------------------------------------
Management Fees                       0.10%

Distribution and/or
Service (12b-1) Fees                  None

Other Expenses                        0.05

Total Annual Fund
Operating Expenses(2)                 0.15
-------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.12%. This expense limitation can be terminated any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Institutional Class        $[15]    $[48]      $[85]    $[192]
----------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other financial institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.

  The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                      INSTITUTIONAL CLASS
                                                               ----------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                               ----------------------------------
                                                                 2001         2000         1999
                                                               --------     --------     --------
Net asset value, beginning of period                           $            $   1.00     $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                      0.06         0.05
=================================================================================================
Less distributions from net investment income                                  (0.06)       (0.05)
=================================================================================================
Net asset value, end of period                                 $            $   1.00     $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return                                                           %        6.03%        5.07%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $            $399,390     $139,860
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and reimbursements                               %        0.07%(a)     0.06%
-------------------------------------------------------------------------------------------------
     Without fee waivers and reimbursements                            %        0.17%(a)     0.20%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to average net assets                   %        6.02%(a)     4.91%
_________________________________________________________________________________________________
=================================================================================================



(a) Ratios are based on average net assets of $[        ].

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.

  You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

Government & Agency Portfolio,
a series of Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------------



[AIM LOGO APPEARS HERE]     www.aimfunds.com     [  ]     INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT & AGENCY
        PORTFOLIO

        - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Personal Investment Class
        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

                                                    AIM--Registered Trademark--
        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Personal
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                          2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                    4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees      A-1

Purchasing Shares                          A-1

Redeeming Shares                           A-1

Pricing of Shares                          A-2

Taxes                                      A-2

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.



                                    [GRAPH]

                                        ANNUAL
YEAR ENDED                              TOTAL
DECEMBER 31                             RETURN
-----------                             ------
1999...................................  5.14%
2000...................................  [  ]%


The return shown is that of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have a lower annual return because, although the shares are invested in the same portfolio of securities, the Personal Investment Class has higher expenses.


  The Institutional Class and Personal Investment Class shares' year-to-date total return as of September 30, 2001 was [3.47]% and [3.08]%, respectively.



  During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.37]% (quarter ended [December 31, 1999]) and its lowest quarterly return was [1.19]% (quarter ended [March 31, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------
(for the periods ended                                                   SINCE     INCEPTION
December 31, 2000)                       1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------------------
Institutional Class                       [  ]%      --        --        [  ]%      09/01/98
----------------------------------------------------------------------------------------------
Personal Investment Class                   --       --        --          --       01/31/00
----------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2000 was [ ]%. For the current seven-day yield of Personal Investment Class, call (800) 877-4744.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from          PERSONAL
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted         PERSONAL
from fund assets)              INVESTMENT CLASS
-----------------------------------------------
Management Fees                           0.10%
Distribution and/or
Service (12b-1) Fees                      0.75
Other Expenses                            0.05
Total Annual Fund
Operating Expenses(2)                     0.90
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.12%. The waiver and/or limitation can be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.62]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------
Personal Investment Class    $[92]    $[287]    $[498]    $[1,108]
------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information below has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                   PERSONAL INVESTMENT CLASS
                                                              -----------------------------------
                                                                                 JANUARY 31, 2000
                                                                                   (DATE SALES
                                                                                    COMMENCED)
                                                                 YEAR ENDED          THROUGH
                                                                 AUGUST 31,         AUGUST 31,
                                                                    2001               2000
                                                              ----------------   ----------------
Net asset value, beginning of year                                $                  $  1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                 0.03
-------------------------------------------------------------------------------------------------
  Less distributions from net investment income                                        (0.03)
=================================================================================================
Net asset value, end of year                                      $                  $  1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                                                          %              3.38%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                            $                  $14,426
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                    %              0.57%(b)
-------------------------------------------------------------------------------------------------
  Without fee waivers and reimbursements                                 %              0.92%(b)
=================================================================================================
Ratio of net investment income to average net assets                     %              5.52%(b)
_________________________________________________________________________________________________
=================================================================================================


(a) Not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $[    ].

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution and service fees of 0.75% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

___________________________________________________________________________

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
___________________________________________________________________________

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value. TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-4744

ON THE INTERNET:             You can send us a request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------
 Government & Agency Portfolio,

 a series of Short-Term Investments Trust

 SEC 1940 Act file number: 811-2729
-------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com    [_____]    INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT & AGENCY PORTFOLIO

-  -  -  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Private Investment Class

        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Private
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                            2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund will maintain a weighted averaged maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares. The Private Investment Class shares are not subject to sales loads.



                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURN
-----------                               ------
1999....................................  4.82%
2000....................................  [  ]%



The Private Investment Class shares' year-to-date total return as of September 30, 2001 was [3.24]%.



  During the periods shown in the bar chart, Private Investment Class' highest quarterly return was [1.29]% (quarter ended [December 31, 1999]) and the lowest quarterly return was [1.12]% (quarters ended [March 31, 1999] and [June 30, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                       SINCE     INCEPTION
December 31, 2000)            1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
Private Investment Class      [  ]       --        --        [  ]       09/01/98
--------------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 2000 was [ ]%. For the current seven-day yield, call (800) 877-7748.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly
from your investment)             PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                None
-----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                 PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                             0.10%

Distribution and/or
Service (12b-1) Fees                        0.50

Other Expenses                              0.05

Total Annual Fund
Operating Expenses(2)                       0.65
-----------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.12%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.42]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Private Investment Class   $[66]    $[208]    $[362]     $[810]
----------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                    PRIVATE INVESTMENT CLASS
                                                               ----------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                               ----------------------------------
                                                                2001          2000         1999
                                                               -------      --------      -------
Net asset value, beginning of period                           $            $   1.00      $  1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                      0.06         0.05
-------------------------------------------------------------------------------------------------
Less distributions from net investment income                                 (0.06)       (0.05)
=================================================================================================
Net asset value, end of period                                 $            $   1.00      $  1.00
_________________________________________________________________________________________________
=================================================================================================
Total return                                                          %         5.71%        4.75%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $            $109,496      $45,528
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and reimbursements                              %         0.37%(a)     0.36%
-------------------------------------------------------------------------------------------------
     Without fee waivers and reimbursements                           %         0.67%(a)     0.70%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to average net assets                  %         5.72%(a)     4.62%
_________________________________________________________________________________________________
=================================================================================================



(a) Ratios are based on average net assets of $[        ].

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution and service fees of 0.50% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7748

ON THE INTERNET:             You can send us a request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 Government & Agency Portfolio, a
 series of Short-Term Investments
 Trust
 SEC 1940 Act file number: 811-2729
-----------------------------------



[AIM LOGO APPEARS HERE]        www.aimfunds.com    [  ]   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT & AGENCY
        PORTFOLIO

        - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Reserve Class
        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

                                                    AIM--Registered Trademark--
        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Reserve Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                          INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                            2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

Financial Highlights                           5

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.



                                                      ANNUAL
YEAR ENDED                                            TOTAL
DECEMBER 31                                           RETURN
-----------                                           ------
1999................................................  5.14%
2000................................................   [ ]%


The return shown is that of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have a lower annual return because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses.


  The Institutional Class and Reserve Class shares' year-to-date total return as of September 30, 2001 was [3.47]% and [2.85]%, respectively.



  During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.37]% (quarter ended [December 31, 1999]) and its lowest quarterly return was [1.19]% (quarter ended [March 31, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                      SINCE     INCEPTION
December 31, 2000)          1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
Institutional Class         [   ]%     --         --       [   ]%      09/01/98
--------------------------------------------------------------------------------
Reserve Class                 --       --         --         --        01/26/00
--------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2000 was [ ]%. For the current seven-day yield of Reserve Class shares, call (800) 417-8837.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESERVE CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                RESERVE CLASS
-----------------------------------------------
Management Fees                       0.10%
Distribution and/or
Service (12b-1) Fees                  1.00
Other Expenses                        0.05
Total Annual Fund
Operating Expenses(2)                 1.15
----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.12%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.92]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Reserve Class    $[117]   $[365]    $[633]    $[1,398]
------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information below has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                       RESERVE CLASS
                                                               -----------------------------
                                                                            JANUARY 26, 2000
                                                                              (DATE SALES
                                                                               COMMENCED)
                                                               YEAR ENDED       THROUGH
                                                               AUGUST 31,      AUGUST 31,
                                                                  2001            2000
                                                               ----------   ----------------
Net asset value, beginning of period                             $               $ 1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                                          0.03
--------------------------------------------------------------------------------------------
Less distributions from net investment income                                     (0.03)
============================================================================================
Net asset value, end of period                                   $               $ 1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                        %           3.27%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $               $2,662
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets:
    With fee waivers and reimbursements                                %           0.87%(b)
--------------------------------------------------------------------------------------------
    Without fee waivers and reimbursements                             %           1.17%(b)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average net assets                   %           5.22%(b)
____________________________________________________________________________________________
============================================================================================


(a) Not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $[      ].

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution and service fees of 1.00% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to shares of the Reserve Class will be sent to you.

  You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds. REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------

                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

___________________________________________________________________________

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
___________________________________________________________________________

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 417-8837

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 Government & Agency Portfolio,

 a series of Short-Term Investments Trust

 SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com    [______]   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT & AGENCY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Resource Class

        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Resource Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                            2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares. The Resource Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................  4.97%
2000....................................  [  ]%



The Resource Class shares' year-to-date total return as of September 30, 2001 was [3.35%].



  During the periods shown in the bar chart, Resource Class' highest quarterly return was [1.33%] (quarter ended [December 31, 1999]) and its lowest quarterly return was [1.15%] (quarter ended [March 31, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                       SINCE     INCEPTION
December 31, 2000)           1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
Resource Class                [  ]%      --         --        [  ]%     09/01/98
--------------------------------------------------------------------------------



Resource Class shares' seven-day yield on December 31, 2000 was [ ]%. For the current seven-day yield, call (800) 825-6858.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                RESOURCE CLASS
--_--------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)               RESOURCE CLASS
-----------------------------------------------
Management Fees                      0.10%

Distribution and/or
Service (12b-1) Fees                 0.20

Other Expenses                       0.05
Total Annual Fund

Operating Expenses(2)                0.35
----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.12%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.28]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Resource Class             $[36]    $[113]    $[197]     $[443]
----------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be suitable for investment for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                         RESOURCE CLASS
                                                               --------------------------------
                                                                      YEAR ENDED AUGUST 31,
                                                               --------------------------------
                                                                 2001       2000        1999
                                                               --------   --------     --------
Net asset value, beginning of period                           $          $   1.00     $  1.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                       0.06        0.05
===============================================================================================
Less distributions from net investment income                                (0.06)      (0.05)
===============================================================================================
Net asset value, end of period                                 $          $   1.00     $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return                                                           %      5.86%       4.90%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $          $233,620     $11,684
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                  %      0.23%(a)    0.22%
-----------------------------------------------------------------------------------------------
  Without fee waivers and reimbursements                               %      0.37%(a)    0.40%
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income to average net assets                   %      5.86%(a)    4.75%
_______________________________________________________________________________________________
===============================================================================================



(a) Ratios are based on average net assets of $[       ].

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution and service fees of 0.20% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

  You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 825-6858

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

Government & Agency Portfolio,
a series of Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------------



[AIM LOGO APPEARS HERE]      www.aimfunds.com     [   ]   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT & AGENCY
        PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Sweep Class
        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Sweep Class of
                                       the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2
- - - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.

                                    [GRAPH]

                                          ANNUAL

YEAR ENDED                                TOTAL
DECEMBER 31                               RETURN
-----------                               ------
1999....................................  5.05%
2000....................................  6.45%


The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.


  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 1.19% (quarter ended March 31, 1999).


PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                          SINCE      INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------------------------------
Institutional Class                              6.45%       --         --      5.72%       09/01/98
-------------------------------------------------------------------------------------------------------


Institutional Class shares' seven-day yield on December 31, 2000 was 6.49%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)          SWEEP CLASS
---------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                            None
---------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)          SWEEP CLASS
---------------------------------------------
Management Fees                   0.10%

Distribution and/or
Service (12b-1) Fees              0.25

Other Expenses(2)               [0.05]

Total Annual Fund
Operating Expenses(3)             0.40
---------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.



(2) Other expenses are based on estimated amounts for the current fiscal year.



(3) The investment advisor has agreed to limit Management Fees and Other Expenses (with certain exceptions -- see Advisor Compensation section), to 0.12%. The limitation may be terminated at any time. Total Annual Fund Operating Expenses, net of this limitation, is [0.37]%.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS    5 YEARS     10 YEARS
----------------------------------------------------------
Sweep Class      $   []    $   []     $   []      $   []
----------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation.]



  [The investment advisor has agreed to limit Total Annual Fund Operating Expenses to 0.12%. This limitation does not include Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and increases in expenses due to expense offset arrangements, if any.]


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



  [As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.]



                                                                      INSTITUTIONAL CLASS
                                                               ----------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                               ----------------------------------
                                                                 2001         2000         1999
                                                               --------     --------     --------
Net asset value, beginning of period                           $            $   1.00     $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                                                      0.06         0.05
=================================================================================================
Less distributions from net investment income                                  (0.06)       (0.05)
=================================================================================================
Net asset value, end of period                                 $            $   1.00     $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return                                                           %        6.03%        5.07%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $            $399,390     $139,860
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and reimbursements                               %        0.07%(a)     0.06%
-------------------------------------------------------------------------------------------------
     Without fee waivers and reimbursements                            %        0.17%(a)     0.20%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to average net assets                   %        6.02%(a)     4.91%
_________________________________________________________________________________________________
=================================================================================================



(a) Ratios are based on average net assets of $[        ].

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.

  You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value. TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:            A I M Fund Services, Inc.
                    P.O. Box 0843
                    Houston, TX 77001-0843

BY TELEPHONE:       (800) 301-6246

ON THE INTERNET:    You can send us a
                    request by e-mail or
                    download prospectuses,
                    annual or semiannual
                    reports via our website:
                    http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
Government & Agency Portfolio,
a series of Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------------


[AIM LOGO APPEARS HERE]     www.aimfunds.com    [     ]   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005


                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE GOVERNMENT & AGENCY PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW BY WRITING TO:

                             FUND MANAGEMENT COMPANY
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77046-1173


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 1, 2002, RELATES TO THE FOLLOWING PROSPECTUSES:

                       CLASS                               DATED
                       -----                               -----
               CASH MANAGEMENT CLASS                  JANUARY 1, 2002
                INSTITUTIONAL CLASS                   JANUARY 1, 2002
             PERSONAL INVESTMENT CLASS                JANUARY 1, 2002
             PRIVATE INVESTMENT CLASS                 JANUARY 1, 2002
                   RESERVE CLASS                      JANUARY 1, 2002
                  RESOURCE CLASS                      JANUARY 1, 2002
                    SWEEP CLASS                       JANUARY 1, 2002

                          SHORT-TERM INVESTMENTS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                 JANUARY 1, 2002

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION ABOUT THE TRUST...........................................1
     Fund History.............................................................1
     Shares of Beneficial Interest............................................1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS....................2
     Classification...........................................................2
     Investment Strategies and Risks..........................................2
            Debt Investments..................................................4
            Other Investments.................................................5
            Investment Techniques.............................................7
            Derivatives.......................................................9
     Portfolio Policies......................................................11

MANAGEMENT OF THE TRUST......................................................13
     Board of Trustees.......................................................13
     Management Information..................................................13
     Compensation............................................................14
     Codes of Ethics.........................................................17

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................17

INVESTMENT ADVISORY AND OTHER SERVICES.......................................17
     Investment Advisor......................................................17
     Service Agreements......................................................18
     Other Service Providers.................................................18

BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................19
     Brokerage Transactions..................................................19
     Commissions.............................................................20
     Brokerage Selection.....................................................20
     Directed Brokerage......................................................21
     Regular Brokers or Dealers..............................................21
     Allocation of Portfolio Transactions....................................21

PURCHASE, REDEMPTION AND PRICING OF SHARES...................................21
     Purchase and Redemption of Shares.......................................21
     Offering Price..........................................................22
     Redemption in Kind......................................................23
     Backup Withholding......................................................23

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.....................................24

DISTRIBUTION OF SECURITIES...................................................28
     Distribution Plan.......................................................28
     Distributor.............................................................30

BANKING REGULATIONS..........................................................30

CALCULATION OF PERFORMANCE DATA..............................................30

RATINGS OF DEBT SECURITIES..................................................A-1

TRUSTEES AND OFFICERS.......................................................B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................C-1

MANAGEMENT FEES.............................................................D-1

ADMINISTRATIVE SERVICES FEES................................................E-1

AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN.......F-1

PERFORMANCE DATA............................................................G-1

FINANCIAL STATEMENTS.........................................................FS

                      GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         Short-Term Investments Trust (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government & Agency Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on January 24, 1977, as a Maryland corporation, but which had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. The Portfolios allocate any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Each portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

         All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

         Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         Each portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy. [Shareholders will be notified before any material change in the investment policies become effective.]

                               SHORT-TERM INVESTMENTS TRUST

                      SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                 PORTFOLIO                 GOVERNMENT & AGENCY PORTFOLIO
                 ---------                 -----------------------------

                 SECURITY/
                 INVESTMENT
                 TECHNIQUE
                 ----------

                                      EQUITY INVESTMENTS

                 Common Stock

                 Preferred Stock

                 Convertible Securities

                 Alternative Equity Securities

                                    FOREIGN INVESTMENTS

                 Foreign Securities

                 Foreign Exchange Transactions

                                     DEBT INVESTMENTS

                 U.S. Government Obligations             X

                 Mortgage-Backed and
                 Asset-Backed
                 Securities

                 Foreign Government
                 Obligations

                 Bank Instruments

                 Commercial
                 Instruments

                 Participation Interests

                 Other Debt Obligations

                 Junk Bonds

                 Municipal Securities

                                   OTHER INVESTMENTS

                 REITs

                 Other Investment                       X
                 Companies

                 Delayed Delivery Transactions          X

                 When-Issued Securities                 X

                 Defaulted Securities

                 Municipal Forward Contracts

                 Variable or Floating Rate              X
                 Instruments

                 Indexed Securities                     X

                 Zero-Coupon and Pay-
                 in-Kind Securities

                 Synthetic Municipal
                 Instruments

                               SHORT-TERM INVESTMENTS TRUST

                      SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                 PORTFOLIO                 GOVERNMENT & AGENCY PORTFOLIO
                 ---------                 -----------------------------
                 SECURITY/
                 INVESTMENT
                 TECHNIQUE
                 ----------

                                  INVESTMENT TECHNIQUES

                 Short Sales                            X

                 Margin Transactions

                 Interfund Loans                        X

                 Lending Portfolio
                 Securities

                 Repurchase Agreements                  X

                 Reverse Repurchase
                 Agreements

                 Dollar Rolls

                 Illiquid Securities                    X

                 Rule 144A Securities                   X

                 Unseasoned Issuers

                 Portfolio Transactions                 X

                 Standby Commitments

                                          DERIVATIVES

                 Equity-Linked
                 Derivatives

                 Put Options                            X

                 Call Options                           X


                 Straddles


                 Warrants

                 Futures Contracts and
                 Options on Futures
                 Contracts

                 Forward Contracts

                 Cover


Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the

Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities deemed by AIM to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be an Eligible Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be Eligible Securities. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

         The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

         Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

         Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in U.S. Government obligations, municipal securities and corporate obligations which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolio.

         INDEXED SECURITIES. The Portfolio may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

Investment Techniques

         SHORT SALES. In a short sale, the Portfolio does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Portfolio is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Portfolio will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security, or when the Portfolio does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Portfolio's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Portfolio may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         The Portfolio will only make short sales "against the box," meaning that at all times when a short position is open, the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Portfolio will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio does not intend to engage in short sales.

         MARGIN TRANSACTIONS. The Portfolio will not purchase any security on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Portfolio of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin. The Portfolio does not intend to engage in margin transactions.

         INTERFUND LOANS. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Portfolio has obtained an exemptive order from the SEC allowing it to invest its cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 10% of their respective net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the; (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions. AIM determines that a Rule 144A security is no longer liquid. AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio does not invest more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Derivatives

         The Portfolio may purchase or sell put or call options.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         The Portfolio does not intend to purchase or sell put or call options.

         Pursuant to federal securities rules and regulations, the Portfolio's use of options may require that the Portfolio set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. The Portfolio may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Portfolio foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Portfolio assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Portfolio would suffer a loss.

         If a call option that the Portfolio has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Portfolio effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. The Portfolio may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Portfolio to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Portfolio could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Portfolio may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where the Portfolio has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         The Portfolio may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. The Portfolio may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where the Portfolio has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, the Portfolio may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         COVER. Transactions using options (other than options purchased by the Portfolio) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in other options or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a option is deemed to be illiquid, the assets used to "cover" the Portfolio's obligation will also be treated as illiquid for purposes of determining the Portfolio's maximum allowable investment in illiquid securities.

         Even though options purchased by the Portfolio do not expose the Portfolio to an obligation to another party, but rather provide the Portfolio with a right to exercise, the Portfolio intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Portfolio will treat the market value of the option (i.e., the amount at risk to the Portfolio) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with other appropriate assets. If a large portion of the Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS. The use by the Portfolio of options involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that the Portfolio will use hedging transactions. For example, if the Portfolio determines that the cost of hedging will exceed the potential benefit to the Portfolio, the Portfolio will not enter into such transaction.

PORTFOLIO POLICIES

         FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

         (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

         (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

         The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks or any AIM Advised Fund exceed 5% of the Portfolio's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the portfolio's independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:


                                              RETIREMENT
                            AGGREGATE           BENEFITS           TOTAL
                           COMPENSATION         ACCRUED        COMPENSATION
                             FROM THE            BY ALL        FROM ALL AIM
       TRUSTEE               TRUST(1)         AIM FUNDS(2)       FUNDS(3)
       -------             ------------       ------------     ------------

Frank S. Bailey(4)                0                   0          $105,000
Bruce L. Crockett             $[   ]            $60,951           111,500
Owen Daly II                   [   ]             97,195           111,500
Albert R. Dowden(5)            [   ]                -0-            13,435
Edward K. Dunn, Jr.            [   ]             22,138           111,500
Jack M. Fields                 [   ]             23,019           108,500
Carl Frischling(6)             [   ]            107,507           111,500
Prema Mathai-Davis             [   ]             22,606           111,500
Lewis F. Pennock               [   ]             67,995           111,500
Ruth H. Quigley(4)                0                   0           105,500
Louis S. Sklar                 [   ]             87,538           111,000

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2001, including earnings thereon, was $[ ].

(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $[ ].

(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(5)      Mr. Dowden was elected to serve as a trustee on December 12, 2000.

(6) During the fiscal year ended August 31, 2001, the Trust paid $[ ] in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         Table #1 below shows estimated credited years of service under the Plan for each non-affiliated trustee as of December 31, 2000.

                                    TABLE #1

                                             ESTIMATED CREDITED
                      TRUSTEE                 YEARS OF SERVICE
                      -------                -----------------
                  Frank S. Bailey                    15
                 Bruce L. Crockett                   13
                    Owen Daly II                     13
                  Albert R. Dowden                    0
                Edward K. Dunn, Jr.                   2
                   Jack M. Fields                     3
                  Carl Frischling                    23
                 Prema Mathai-Davis                   2
                  Lewis F. Pennock                   19
                  Ruth H. Quigley                    24
                   Louis S. Sklar                    11

         Table #2 below shows the estimated annual benefits payable upon retirement for specified years of service.

                                    TABLE #2

               ANNUAL RETAINER                    ESTIMATED ANNUAL
                  PRIOR TO                         BENEFITS UPON
                 RETIREMENT                          RETIREMENT
               ---------------                    ----------------

                  $100,000                            $75,000
                   105,000                             78,750
                   110,000                             82,500
                   115,000                             86,250
                   120,000                             90,000
                   125,000                             93,750

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation

Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

          FUND NAME                     NET ASSETS              ANNUAL RATE
          ---------                     ----------              -----------

Government & Agency Portfolio           All Assets                 0.10%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

         The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix D.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Portfolio; maintain shareholder accounts and provide shareholders with information regarding the Portfolio and its accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         SUB-ACCOUNTING. The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK(R) Remote, a personal computer application software product, may receive sub-accounting services via such software.

         CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trustees has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The

Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

COMMISSIONS

         During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

         The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with
(3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE

         During the last fiscal year ended August 31, 2001, the Portfolio did not pay brokerage commissions.

REGULAR BROKERS OR DEALERS

         During the last fiscal year ended August 31, 2001, the Portfolio did not purchase securities of its regular broker or dealers.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P. O. Box

0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

         A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

         AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

         The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

         The net asset value per share of each class of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Trust. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

         The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         The Board of Trustees has established procedures designed to stabilize at $1.00, to the extent reasonably possible, the Portfolio's net asset value per share. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Portfolio in cash. It is possible that future conditions may make it undesirable for the Portfolio to pay for redeemed shares in cash. In such cases, the Portfolio may make payment in securities or other property if the Portfolio has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates the Portfolio to redeem for cash all shares presented to the Portfolio for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Portfolio's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Portfolio's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund and other payers, must, according to IRS regulations, withhold 30.5% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

         An investor is subject to backup withholding if:

         1. the investor fails to furnish a correct TIN to the Portfolio, or
         2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or
         3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NON-RESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

         Dividends are paid on settled shares of the Portfolio as of 5:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

         TAX MATTERS. The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

         PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

         The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Portfolio may be required to withhold 30.5% of distributions and/or redemption payments ("backup withholding"); however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001. For more information refer to "Purchases, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30.5% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001.

         Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.

         CLASS                                              ANNUAL RATE
         -----                                              -----------
         Cash Management Class                                 0.10%
         Personal Investment Class                             0.75%
         Private Investment Class                              0.50%
         Reserve Class                                         1.00%
         Resource Class                                        0.20%
         Sweep Class                                           0.25%

         The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

         Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

         FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

         The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and

(ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

         Under a Shareholder Service Agreement, a Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

         Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix F for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2001.

         As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

         The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

         Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

         The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management Information."

         The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

         The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.


                               BANKING REGULATIONS

         On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

         Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

         Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

            Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

         The standard formula for calculating annualized yield for the Portfolio is as follows:

                         Y = (V  - V )    x     365
                               1    0
                             ---------          ---
                                 V               7
                                  0
         Where    Y      =      annualized yield.
                  V      =      the value of a hypothetical pre-existing account
                   0            in the Portfolio having a balance of one share
                                at the beginning of a stated seven-day period.
                  V      =      the value of such an account at the end of the
                   1            stated period.

         The standard formula for calculating effective annualized yield for the Portfolio is as follows:
                                       365/7
                           EY = (Y + 1)      - 1

         Where    EY     =      effective annualized yield.
                   Y     =      annualized yield, as determined above.

         The yield for each class of the Portfolio is found in Appendix H.

Performance Information

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

         The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

         Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

        Advertising Age               Forbes                     Nation's Business
        Barron's                      Fortune                    New York Times
        Best's Review                 Hartford Courant           Pension World
        Broker World                  Inc.                       Pensions & Investments
        Business Week                 Institutional Investor     Personal Investor
        Changing Times                Insurance Forum            Philadelphia Inquirer
        Christian Science Monitor     Insurance Week             USA Today
        Consumer Reports              Investor's Daily           U.S. News & World Report
        Economist                     Journal of the American    Wall Street Journal
        FACS of the Week              Society of CLU & ChFC      Washington Post
        Financial Planning            Kiplinger Letter           CNN
        Financial Product News        Money                      CNBC
        Financial Services Week       Mutual Fund Forecaster     PBS
        Financial World

         The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                  Stanger        [iMoney Net, Inc.]
         Donoghue's                         Weisenberger   [Money Fund Averages]
         Mutual Fund Values (Morningstar)   Lipper, Inc.   [Bloomberg]
                                                           [TeleRate]

         [The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.]

         The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         30 year Treasury Bonds
         90 day Treasury Bills

         Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. [Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.]

         From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

         SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

         Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                               POSITION(S)
                                HELD WITH              PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE          REGISTRANT              THE PAST 5 YEARS
---------------------          -----------             --------------------------------------------


*ROBERT H. GRAHAM (54)      Trustee, Chairman and      Chairman, President and Chief Executive
                            President                  Officer, A I M Management Group Inc.;
                                                       Chairman and President, A I M Advisors,
                                                       Inc.; Director and Senior Vice President,
                                                       A I M Capital Management, Inc.; Chairman,
                                                       A I M Distributors, Inc., A I M Fund
                                                       Services, Inc. and Fund Management Company;
                                                       and Director and Vice Chairman, AMVESCAP PLC
                                                       (parent of AIM and a global investment
                                                       management firm).

FRANK S. BAYLEY (62)        Trustee                    Partner, law firm of Baker & McKenzie;
Two Embarcadero Center                                 Director and Chairman, C.D. Stimson Company
Suite 2400                                             (private investment company); and Trustee,
San Francisco, CA 94111                                The Badgley Funds.

BRUCE L. CROCKETT (57)      Trustee                    Director, ACE Limited (insurance company).
906 Frome Lane                                         Formerly, Director, President and Chief
McLean, VA   22102                                     Executive Officer, COMSAT Corporation; and
                                                       Chairman, Board of Governors of INTELSAT
                                                       (international communications company).

OWEN DALY II (77)           Trustee                    Formerly, Director, Cortland Trust, Inc.
Six Blythewood Road                                    (investment company), CF & I Steel Corp.,
Baltimore, MD   21210                                  Monumental Life Insurance Company and
                                                       Monumental General Insurance Company; and
                                                       Chairman of the Board of Equitable
                                                       Bancorporation.

ALBERT R. DOWDEN (59)       Trustee                    Chairman of the Board of Directors, Cortland
1815 Central Park Drive                                Trust, Inc. (investment company) and DHJ
P.O. Box 774000 - PMB #222                             Media, Inc.; and Director, Magellan
Steamboat Springs, CO 80477                            Insurance Company. Formerly, Director,
                                                       President and Chief Executive Officer, Volvo
                                                       Group North America, Inc.; Senior Vice
                                                       President, AB Volvo; and Director, The Hertz
                                                       Corporation, Genmar Corporation (boat
                                                       manufacturer), National Media Corporation
                                                       and Annuity and Life Re (Holdings), Ltd.

----------

* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                               POSITION(s)
                                HELD WITH              PRINCIPAL OCCUPATION(s) DURING AT LEAST
NAME, ADDRESS AND AGE          REGISTRANT              THE PAST 5 YEARS
---------------------          -----------             ------------------------------------------

EDWARD K. DUNN, JR. (66)       Trustee                 Formerly, Chairman of the Board of
2 Hopkins Plaza                                        Directors, Mercantile Mortgage Corp.; Vice
8th Floor, Suite 805                                   Chairman of the Board of Directors,
Baltimore, MD   21201                                  President and Chief Operating Officer,
                                                       Mercantile-Safe Deposit & Trust Co.; and
                                                       President, Mercantile Bankshares Corp.

JACK M. FIELDS (49)            Trustee                 Chief Executive Officer, Twenty First
434 New Jersey Avenue, SE                              Century Group, Inc. (governmental affairs
Washington, DC 20003                                   company). Formerly, Member of the U.S. House
                                                       of Representatives.



**CARL FRISCHLING (64)         Trustee                 Partner, Kramer Levin Naftalis & Frankel LLP
919 Third Avenue                                       (law firm); and Director, Cortland Trust,
New York, NY   10022                                   Inc. (investment company).

PREMA MATHAI-DAVIS (51)        Trustee                 Member, Visiting Committee, Harvard
370 East 76th Street                                   University Graduate School of Education, New
New York, NY   10021                                   School University. Formerly, Chief Executive
                                                       Officer, YWCA of the USA; Commissioner, New
                                                       York City Department of the Aging; and
                                                       Commissioner, New York City Metropolitan
                                                       Transportation Authority.

LEWIS F. PENNOCK (58)          Trustee                 Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057


RUTH H. QUIGLEY (66)           Trustee                 Private investor; and President, Quigley
1055 California Street                                 Friedlander & Co., Inc. (financial advisory
San Francisco, CA 94108                                services firm) from 1984 to 1986.


LOUIS S. SKLAR (62)            Trustee                 Executive Vice President, Development and
The Williams Tower                                     Operations, Hines Interests Limited
50th Floor                                             Partnership (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)              Senior Vice             Director and President, A I M Capital
                               President               Management, Inc.; Director and Executive
                                                       Vice President, A I M Management Group Inc.;
                                                       Director and Senior Vice President, A I M
                                                       Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC (parent
                                                       of AIM and a global investment management
                                                       firm).

----------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                               POSITION(s)
                                HELD WITH              PRINCIPAL OCCUPATION(s) DURING AT LEAST
NAME, ADDRESS AND AGE          REGISTRANT              THE PAST 5 YEARS
---------------------          -----------             ------------------------------------------

CAROL F. RELIHAN (46)       Senior Vice President      Director, Senior Vice President, General
                            and Secretary              Counsel and Secretary, A I M Advisors, Inc.
                                                       and A I M Management Group Inc.; Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company; and Vice President,
                                                       A I M Fund Services, Inc.; A I M Capital
                                                       Management, Inc. and A I M Distributors,
                                                       Inc.

DANA R. SUTTON (42)         Vice President and         Vice President and Fund Treasurer, A I M
                            Treasurer                  Advisors, Inc.


MELVILLE B. COX (58)        Vice President             Vice President and Chief Compliance Officer,
                                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Fund Services, Inc.

KAREN DUNN KELLEY (41)      Vice President             Senior Vice President, A I M Capital
                                                       Management, Inc.; Director, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.

                                   APPENDIX C

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of October 26, 2001.


GOVERNMENT & AGENCY PORTFOLIO

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAG    PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------

Ferris, Baker Watts, Inc.
1700 Pennsylvania Ave.               22.30%
Washington, DC 20006

Bank One Capital Markets
One Bank One Plaza                   19.78%
Chicago, IL 60670

Fund Services Advisors, Inc.
Attn: Fund Manager
1875 Century Park E.
Suite 1345                           14.26%         9.59%                      38.26%
Los Angeles, CA 90067

Marion County Treasurer
Attn: Brian Atkinson
1060 City County Building             6.05%
Indianapolis, IN 46204

Huntington Capital Corp.
41 S. High St., Ninth Floor           5.22%
Columbus, OH 43287

Universal Service
Administrative Co.
P.O. Box 1443                                      17.38%
Chicago, IL 60690-1443

AIM Fund of Funds Account #1
Attn: Stacey Frankes
Money Market Portfolio Admin.
11 Greenway Plaza, Suite 100
Houston, TX 77046                    12.85%

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAG    PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------

Maril & Co FBO Chicago
Trust Co.
Marshall & Ilsley Trust
Company
Attn: Marge Muccilli
1000 N. Water Street / TR-14
Milwaukee, WI 53202                   9.89%

Frost National Bank TX
c/o Frost
P.O. Box 2479                                       8.62%
San Antonio, TX 78298-2479

Bank of Springfield
Government Sweep
Investment
Attn: Brenda Stroh                                                 74.85
3400 West Wabash
Springfield, IL 62707

Deposit Guaranty National
Bank
Attn: Doug Minor
210 E. Capitol St.                                                  8.42%
Jackson, MS 39201

Bright National Bank
4 E. Main Street                                                    7.79%
Flora, IN 46929

STAR Financial Bank,
Anderson
1900 W. 50th Street
P. O. Box 967                                                       5.08%                      54.43%
Marion, IN 46953

TRA Rights Trust
Attn: Gary Filler
101 Canyon Crest Dr.                                                              17.94%
Alpine, UT 84004

First Union Subaccounts
8739 Research Drive
Capital Markets                                                                   17.22%
Charlotte, NC 28262-0675

Bank of New York
Attn: Paul Madden                                                                  7.36%
One Wall Street, 5th Floor
New York, NY 10286

First National Banker's
Bank
Attn: Sheila Esteve
P.O. Drawer 80579                                                                              19.55%
Baton Rouge, LA 70898

Marc Drake & Denese
Drake
Attn: Marc Drake
124 Mont Blanc                                                                                  9.22%
Heath, TX 75032

Community Bank
Attn: Carolyn Geiser
500 S. Morgan                                                                                   8.75%
Granbury, TX 76048

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAG    PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------
City of Chicago
Attn: Mark Mitrovich
121 N. LaSalle Street,
Room #204                                                                                                    24.80%
Chicago, IL 60603

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                          23.05%
Hartford, CT 06103

City of Chicago G.O.
Bonds for City
Colleges
121 N. LaSalle Street,
Room 204                                                                                                     11.22%
Chicago, IL 60603

Adams County Treasurer
450 S. 4th Ave.                                                                                               6.53%
Brighton, CO 80601


     *    Owned of record and beneficially (such as A I M Advisors, Inc.).

     ** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAG    PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------
CIBC World Markets
Attn: Lester Elson
200 Liberty Street                    99.58%                                    41.52%
World Financial Center
New York, NY 10281

Donaldson Lufkin Jenrette Secs
Corp.                                              52.13%
P.O. Box 2052
Jersey City, NJ 07399

Frost National Bank-TX
c/o Frost
P. O. Box 2479                                     11.82%                        6.79%
San Antonio, TX 78298-2479

The Trust Company of Oklahoma
Attn: Cash Management
P. O. Box 3688                                      9.51%
Tulsa, OK 74101-3688

First Trust / Var & Co.
Attn: Linda Fritz
Funds Control
Suite 0404                                          7.67%
180 E. Fifth St.
St. Paul, MN 55101

Trustmark National Bank,
Trust Dept.
Attn:  Ned Balsley VP                               7.11%
248 East Capitol
Jackson, MS 39205

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------
Colorado State Bank &
Trust
Attn: Debbie Barcus
1600 Broadway                                                     100.00%
Denver, CO 80202-4999

Bank of New York
Attn: Paul Madden
One Wall Street, 5th Floor                                                      27.48%
New York, NY 10268

First Union Securities,
Inc.
Attn: Money Funds
8739 Research Drive                                                              9.47%
Charlotte, NC 28262-0675

Huntington Capital Corp
41 High Street, 9th Floor                                                        6.43%
Columbus, OH 43287

Community Bank,
DeSoto County
Attn: Gladys Ricks
6910 Airways Blvd.                                                                            100.00%
P. O. Box 129
Southaven, MS 38671

Morgan Stanley Dean
Witter
Attn: Bill Cairney
1 Pierrepont Plaza,
7th Floor                                                                                                   94.51%**
Brooklyn, NY 11201

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                          5.49%
Hartford, CT 06103

     *    Owned of record and beneficially (such as A I M Advisors, Inc.).

     ** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

TREASURY PORTFOLIO

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------
Bank of New York
Attn: Paul Madden
One Wall Street, 5th Floor             29.72%                                   49.82%
New York, NY 10286

State of New Mexico -
Overnight Account
2019 Galisteo, Building K              25.97%
P. O. Box 608
Santa Fe, NM 87701

Bank of Oklahoma
Attn: Cathy Latimer                   18.25%
P. O. Box 2180
Tulsa, OK 74101

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------

Lehman Brothers/H&Q
c/o Matt Dermer
One World Financial
Center, 28th Floor                     8.23%
New York, NY 10281

Frost National Bank-TX
c/o Frost
P. O. Box 2479                                      11.47%
San Antonio, TX 78298-2479

Universal Service
Administrative Co.                                  10.24%
P. O. Box 1443
Chicago, IL 60690-1443

Trust Company Bank
Attn: M. Wells
Center 3139                                          7.50%
P. O. Box 105504
Atlanta, GA 30348

State Street Bank & Trust
Attn: Master Note
Control, AH3
108 Myrtle Street                                    6.84%
North Quincy, MA 02171

Paine Webber SSB
Mutual Fund Operations
State Street Custodial
Accounts                                             5.54%
1000 Harbor Blvd., 6th
Floor
Weehawken, NJ 07087-6790

Cullen/Frost Discount
Brokers
Attn:  Karen Banks
P. O. Box 2358                                                      90.51%         9.78%
San Antonio, TX 78299

Zions First National Bank (CO)
Attn: Trust Dept. - Liz King
P. O. Box 30880                                                                    8.82%
Salt Lake City, UT 84130

Huntington Capital Corp
41 S. High St., 9th Floor                                                          8.34%
Columbus, OH 43287

New Haven Savings Bank
Trust Dept.
Attn: Carl W. Lindskog                                                             6.77%
P. O. Box 302
New Haven, CT 06502

Bank of New York
Attn:  Sheryl Covelli
440 Mamoronek, 5th Floor                                                                         86.39%
Harrison, NY 10528

Kinco & Co.
Securities Services,
6th Floor                                                                                        10.33%
One Hanson Place
Brooklyn, NY 11415

                                     CASH                         PERSONAL      PRIVATE
                                  MANAGEMENT    INSTITUTIONAL    INVESTMENT    INVESTMENT      RESERVE       RESOURCE       SWEEP
                                     CLASS          CLASS          CLASS         CLASS          CLASS         CLASS         CLASS
                                  ----------    -------------    ----------    ----------     ----------    ----------    ----------
                                  PERCENTAGE     PERCENTAGE      PERCENTAGE    PERCENTAGE     PERCENTAGE    PERCENTAGE    PERCENTAGE
NAME AND ADDRESS OF                OWNED OF       OWNED OF        OWNED OF      OWNED OF       OWNED OF      OWNED OF      OWNED OF
PRINCIPAL HOLDER                    RECORD         RECORD          RECORD        RECORD         RECORD        RECORD        RECORD
-------------------               ----------    -------------    ----------    ----------     ----------    ----------    ----------
First Union Subaccounts
Capital Markets
8739 Research Drive                                                                                              38.99%
Charlotte, NC 28262-0675

City of Chicago G.O. Bonds for
City Colleges
121 No. LaSalle St, Room 204                                                                                     26.44%
Chicago, IL 60603

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                              11.55%
Hartford, CT 06103

Mellon Bank NA
Attn: Pam Palmer
P. O. Box 710                                                                                                     9.06%
Pittsburgh, PA 15230-0710


      *  Owned of record and beneficially (such as A I M Advisors, Inc.).

      ** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

MANAGEMENT OWNERSHIP

As of October 26, 2001, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of the portfolio.

                                   APPENDIX D

                                 MANAGEMENT FEES

For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

     FUND NAME            MANAGEMENT FEE PAYABLE        MANAGEMENT FEE WAIVERS       NET MANAGEMENT FEE PAID
                       ----------------------------  ----------------------------  ----------------------------
                         2001      2000      1999      2001      2000      1999      2001      2000      1999
                       --------  --------  --------  --------  --------  --------  --------  --------  --------

Government & Agency    $         $623,378  $232,220  $         $623,378  $232,220  $         $0        $0
Portfolio

                                   APPENDIX E

                          ADMINISTRATIVE SERVICES FEES

            The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

              FUND NAME                 2001            2000             1999
                                      --------        --------         --------

Government & Agency                   $               $150,815         $ 58,583
Portfolio

                                   APPENDIX F

      AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

         List of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2001.

CLASS                                          AMOUNT
-----                                          ------

Cash Management Class                          $
Personal Investment Class                      $
Private Investment Class                       $
Reserve Class                                  $
Resource Class                                 $
Sweep Class                                    $

                                   APPENDIX G

                                PERFORMANCE DATA

The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                                           30-DAY PERIOD ENDED
            Current Yield                                    AUGUST 31, 2001
            -------------                                  -------------------

Cash Management Class.................................             %
Institutional Class...................................             %
Personal Investment Class.............................             %
Private Investment Class..............................             %
Reserve Class.........................................             %
Resources Class.......................................             %
Sweep Class ..........................................             %

         The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                                         SEVEN-DAY PERIOD ENDED
            Annualized Yield                                 AUGUST 31, 2001
            ----------------                             ----------------------

Cash Management Class.................................             %
Institutional Class...................................             %
Personal Investment Class.............................             %
Private Investment Class..............................             %
Reserve Class.........................................             %
Resources Class.......................................             %
Sweep Class ..........................................             %

                                                         SEVEN-DAY PERIOD ENDED
            Effective Yield                                  AUGUST 31, 2001
            ---------------                              ----------------------

Cash Management Class.................................             %
Institutional Class...................................             %
Personal Investment Class.............................             %
Private Investment Class..............................             %
Reserve Class.........................................             %
Resources Class.......................................             %
Sweep Class ..........................................             %

                              FINANCIAL STATEMENTS


                                       FS

        GOVERNMENT TAXADVANTAGE
        PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Cash Management Class
        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Cash
                                       Management Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                        INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Cash Management Class shares. The Cash Management Class shares are not subject to sales loads.


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURN
-----------                               ------
2000....................................  [    ]%


  The Cash Management Class shares' year-to-date total return as of September 30, 2001 was [3.38]%.



  During the period shown in the bar chart, the highest quarterly return was
[     ]% (quarter ended [            ]) and its lowest quarterly return was
[     ]% (quarter ended [       ]).


PERFORMANCE TABLE


The following performance table reflects the performance of Cash Management Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                          SINCE      INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------------------------------
Cash Management Class                             [  ]%      --         --       [  ]%      12/31/99
-------------------------------------------------------------------------------------------------------



Cash Management Class shares' seven-day yield on December 31, 2000 was [     ]%.
For the current seven-day yield, call (800) 877-7745.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CASH MANAGEMENT CLASS
---------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                             None
----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)        CASH MANAGEMENT CLASS
----------------------------------------------
Management Fees                   0.18%

Distribution and/or
Service (12b-1) Fees              0.10

Other Expenses                    0.08

Total Annual Fund
Operating Expenses(2)             0.36
----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.13%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.19]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Cash Management
  Class          [$37]    [$116]    [$202]     [$456]
------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 and the period December 31, 1999 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                        CASH MANAGEMENT CLASS
                                                               ---------------------------------------
                                                                                       DECEMBER 31,
                                                                                           1999
                                                                                       (DATE SALES
                                                                 YEAR ENDED         COMMENCED) THROUGH
                                                               AUGUST 31, 2001       AUGUST 31, 2000
                                                               ---------------------------------------
Net asset value, beginning of period                               $                     $  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                     0.04
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                                     (0.04)
======================================================================================================
Net asset value, end of period                                     $                     $  1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                                                           %                 3.71%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $                     $50,033
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        %                 0.19%(b)
------------------------------------------------------------------------------------------------------
  Without fee waivers                                                     %                 0.46%(b)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income to average net assets                      %                 5.25%(b)
______________________________________________________________________________________________________
======================================================================================================


(a) Not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $[    ].

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution and service fees of 0.10% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

  You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7745 or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7745

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

Government TaxAdvantage Portfolio,
a series of Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------------



[AIM LOGO APPEARS HERE]   www.aimfunds.com   [      ]     INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT TAXADVANTAGE PORTFOLIO
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Institutional Class
        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Institutional
                                       Class of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-1

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. The Institutional Class shares are not subject to sales loads.


                                    [GRAPH]


                                          Annual
Year Ended                                Total
December 31                               Return
-----------                               ------
1991....................................   5.90%
1992....................................   3.57%
1993....................................   2.95%
1994....................................   3.88%
1995....................................   5.58%
1996....................................   5.09%
1997....................................   5.15%
1998....................................   5.11%
1999....................................   4.60%
2000....................................  [5.96]%



The Institutional Class shares' year-to-date total return as of September 30, 2001 was [3.38]%.



  During the periods shown in the bar chart, the highest quarterly return was [1.61]% (quarter ended [December 31, 2000]) and the lowest quarterly return was [0.72]% (quarter ended [June 30, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
                                                                                   SINCE     INCEPTION
(for the periods ended December 31, 2000)          1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------------------------------
Institutional Class                                [5.96]%   [5.18]%   4.78%       [4.88]%    08/17/90
--------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2000 was [6.05]%. For the current seven-day yield, call (800) 659-1005.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                        None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                                  None
-------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-------------------------------------------------
Management Fees                       0.18%
Distribution and/or
Service (12b-1) Fees                  None
Other Expenses                        0.08
Total Annual Fund
Operating Expenses(2)                 0.26
-------------------------------------------------



(1)There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.13%. This expense limitation can be terminated at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Institutional
  Class          $[26]     $[84]    $[146]     $[331]
------------------------------------------------------

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.

  The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that it's distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]


  As of the date of this prospectus, the Reserve Class has not yet commenced operations and, therefore, financial information is not available.



                                                                   INSTITUTIONAL CLASS
                                                  -----------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                                  -----------------------------------------------------
                                                   2001       2000        1999        1998       1997
                                                  -------    -------    --------    --------   --------
Net asset value, beginning of period              $          $  1.00    $   1.00    $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05        0.04        0.05       0.05
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.05)      (0.04)      (0.05)     (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $          $  1.00    $   1.00    $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------
Total return                                             %      5.41%       4.51%       5.30%      5.13%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of year (000s omitted)            $          $60,825    $ 88,517    $113,084   $258,251
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       %      0.11%(a)     0.19%      0.20%      0.20%
-------------------------------------------------------------------------------------------------------
  Without fee waivers                                    %      0.36%(a)     0.35%      0.28%      0.23%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                                 %      5.33%(a)     4.42%      5.05%      5.00%
-------------------------------------------------------------------------------------------------------



(a) Ratios are based on average net assets of $[        ].

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.

  You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds it assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services,
                             Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

ON THE INTERNET:             You can send us a
                             request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports
                             via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------

 Government TaxAdvantage Portfolio, a
 series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
---------------------------------------



[AIM LOGO APPEARS HERE]        www.aimfunds.com    [  ]   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT TAXADVANTAGE
        PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Personal Investment Class
        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Personal
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured:
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................   5.90%
1992....................................   3.57%
1993....................................   2.95%
1994....................................   3.88%
1995....................................   5.58%
1996....................................   5.09%
1997....................................   5.15%
1998....................................   5.11%
1999....................................   4.60%
2000....................................  [5.96]%


The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Personal Investment Class has higher expenses. As of the date of this prospectus, the Personal Investment Class had not commenced operations.

  The Institutional Class and Personal Investment Class shares' year-to-date total return as of September 30, 2001 was [3.38]% and [1.37]%, respectively.


  During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.61]% (quarter ended [December 31, 2000]) and its lowest quarterly return was [0.72]% (quarter ended [June 30, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                            SINCE     INCEPTION
December 31, 2000)                                1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------------------
Institutional Class                               [5.96]%   [5.18]%    4.78%     [4.88]%     08/17/90
-----------------------------------------------------------------------------------------------------
Personal Investment Class                           --        --        --          --       05/31/01
-----------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2000 was [6.05]%. For the current seven-day yield of Personal Investment Class shares, call (800) 877-4744.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from         PERSONAL
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted        PERSONAL
from fund assets)(2)           INVESTMENT CLASS
-----------------------------------------------
Management Fees                       0.18%

Distribution and/or
Service (12b-1) Fees                  0.75

Other Expenses                        0.08

Total Annual Fund
Operating Expenses(3)                 1.01
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fees and expenses are based on estimated net assets for the current fiscal period.


(3) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.13%. The waivers and/or limitation may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.61]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Personal Investment Class  $[103]   $[322]    $          $
----------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.



  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



  The information for the period           , 2001 through August 31, 2001 has
been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                   PERSONAL
                                                                  INVESTMENT
                                                                    CLASS
                                                              ------------------
                                                                 MAY 31, 2001
                                                                 (DATE SALES
                                                                  COMMENCED)
                                                                   THROUGH
                                                              AUGUST 31, 2001(a)
                                                              ------------------
Net asset value, beginning of period                                $
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income
================================================================================
Net asset value, end of period                                      $
________________________________________________________________________________
================================================================================
Total return(b)                                                           %
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        %
--------------------------------------------------------------------------------
  Without fee waivers                                                     %
________________________________________________________________________________
================================================================================
Ratio of net investment income to average net assets                      %
________________________________________________________________________________
================================================================================



(a)Calculated using average shares outstanding.


(b)Not annualized for periods less than one year.


(c)Ratios are annualized and based on average net assets of $[        ].

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution and service fees of 0.75% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-4744

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------

 Government TaxAdvantage Portfolio, a
 series of Short-term Investments Trust
 SEC 1940 Act file number: 811-2729
---------------------------------------



[AIM LOGO APPEARS HERE]    www.aimfunds.com   [        ]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT TAXADVANTAGE PORTFOLIO
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Private Investment Class
        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Private
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. The Private Investment Class shares are not subject to sales loads.


                                    [GRAPH]


                                          Annual
Year Ended                                Total
December 31                               Return
-----------                               ------
1995....................................  5.32%
1996....................................  4.83%
1997....................................  4.89%
1998....................................  4.85%
1999....................................  4.34%
2000....................................  [  ]%



The Private Investment Class shares' year-to-date total return as of September 30, 2001 was [3.18]%.



  During the periods shown in the bar chart, the highest quarterly return was [1.35]% (quarter ended [June 30, 1995]) and the lowest quarterly return was [1.00]% (quarter ended [March 31, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                              SINCE    INCEPTION
December 31, 2000)                               1 YEAR     5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Private Investment Class                        [     ]%    [    ]        --     [     ]%    12/21/94
------------------------------------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 2000 was
[    ]%. For the current seven-day yield, call (800) 877-7748.

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)         PRIVATE INVESTMENT CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                               None
-------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)        PRIVATE INVESTMENT CLASS
-------------------------------------------------
Management Fees                    0.18%
Distribution and/or
Service (12b-1) Fees               0.50
Other Expenses                     0.08
Total Annual Fund
Operating Expenses(2)              0.76
-------------------------------------------------



(1)There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.13%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.36]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Private Investment Class    $[78]    $[243]    $[422]    $[942]
----------------------------------------------------------------

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that it's distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


  Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                 PRIVATE INVESTMENT CLASS
                                                    ---------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                                    ---------------------------------------------------
                                                     2001       2000       1999       1998       1997
                                                    -------    -------    -------    -------   --------
Net asset value, beginning of period                $          $  1.00    $  1.00    $  1.00   $   1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05       0.04       0.05       0.05
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.05)     (0.04)     (0.05)     (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $          $  1.00    $  1.00    $  1.00   $   1.00
-------------------------------------------------------------------------------------------------------
Total return                                               %      5.15%      4.25%      5.04%      4.87%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $          $77,755    $45,377    $31,143   $ 39,312
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                         %      0.36%(a)    0.43%     0.45%      0.45%
-------------------------------------------------------------------------------------------------------
  Without fee waivers                                      %      0.86%(a)    0.85%     0.78%      0.74%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                                   %      5.08%(a)    4.18%     4.80%      4.75%
-------------------------------------------------------------------------------------------------------



(a) Ratios are based on average net assets of $[         ].

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution and service fees of 0.50% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
  TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                        -------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services,
                             Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7748

ON THE INTERNET:             You can send us a
                             request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports
                             via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

 Government TaxAdvantage Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
----------------------------------------



[AIM LOGO APPEARS HERE]        www.aimfunds.com    [  ]   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT TAXADVANTAGE PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Reserve Class

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Reserve Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.


                                    [GRAPH]


                                           ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 30                                RETURNS
-----------                                -------
1991....................................     5.90%
1992....................................     3.57%
1993....................................     2.95%
1994....................................     3.88%
1995....................................     5.58%
1996....................................     5.09%
1997....................................     5.15%
1998....................................     5.11%
1999....................................     4.60%
2000....................................   [5.96]%


  The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses. As of the date of this prospectus, the Reserve Class had not commenced operations.


  During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.61]% (quarter ended [December 31, 2000]) and its lowest quarterly return was [0.72]% (quarter ended [June 30, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                      SINCE     INCEPTION
December 31, 2000)          1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
Institutional Class         [5.96]%   [5.18]%    4.78%      [4.88]%    08/17/90
--------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2000 was [6.05]%. Once the Reserve Class has commenced operations, the current seven-day yield of Reserve Class may be obtained by calling (800) 417-8837.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                  RESERVE CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(2)              RESERVE CLASS
-----------------------------------------------
Management Fees                       0.18%

Distribution and/or
Service (12b-1) Fees                  1.00

Other Expenses                        0.08

Total Annual Fund
Operating Expenses(3)                 1.36
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fees and expenses are based on estimated net assets for the current fiscal period.


(3) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.13%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.93]%.


You may also be charged a transaction or other fee by the institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Reserve Class    $[   ]   $[   ]    $          $
------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution and service fees of 1.00% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to shares of the Reserve Class will be sent to you.

  You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value. TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 417-8837

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

Government TaxAdvantage Portfolio, a
series of Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
--------------------------------------



[AIM LOGO APPEARS HERE]    www.aimfunds.com   [        ]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT TAXADVANTAGE PORTFOLIO

-- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Resource Class

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Resource Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.

  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Resource Class shares. The Resource Class shares are not subject to sales loads.



                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURN
-----------                               ------
2000....................................   [  ]%



  The Resource Class shares' year-to-date total return as of September 30, 2001
was [   ]%.



  During the period shown in the bar chart, the highest quarterly return was
[   ]% (quarter ended [            ]) and its lowest quarterly return was
[     ]% (quarter ended [            ]).


PERFORMANCE TABLE


The following performance table reflects the performance of Resource Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                        SINCE    INCEPTION
December 31, 2000)            1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
Resource Class                [   ]%      --        --      [   ]%      12/30/99
--------------------------------------------------------------------------------



Resource Class shares' seven-day yield on December 31, 2000 was [ ]%. For the current seven-day yield of Resource Class shares, call (800) 825-6858.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESOURCE CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                RESOURCE CLASS
-----------------------------------------------
Management Fees                       0.18%

Distribution and/or
Service (12b-1) Fees                  0.20

Other Expenses                        0.08

Total Annual Fund
Operating Expenses(2)                 0.46
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution plan fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.13%. The waivers and/or limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.27]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------
Resource Class  $[47]    $[148]    $[258]     $[579]
-----------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


  Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the fiscal year 2001 and the period December 30, 1999 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                         RESOURCE CLASS
                                                              ------------------------------------
                                                                                   DECEMBER 30,
                                                                                       1999
                                                                                   (DATE SALES
                                                                                    COMMENCED)
                                                                YEAR ENDED           THROUGH
                                                              AUGUST 31, 2001   AUGUST 31, 2000(a)
                                                              ---------------   ------------------
Net asset value, beginning of period                              $                   $ 1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                 0.04
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                                 (0.04)
==================================================================================================
Net asset value, end of period                                    $                   $ 1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                         %               3.66%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $                   $  765
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      %               0.27%(c)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                   %               0.56%(c)
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to average net assets                    %               5.17%(c)
__________________________________________________________________________________________________
==================================================================================================


(a) Calculated using average shares outstanding.
(b) Not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $[        ].

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------



SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution and service fees of 0.20% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for your order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

  You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 825-6858

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

Government TaxAdvantage Portfolio, a
series of Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
--------------------------------------



[AIM LOGO APPEARS HERE]    www.aimfunds.com   [        ]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        GOVERNMENT TAXADVANTAGE PORTFOLIO
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Sweep Class
        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Sweep Class of
                                       the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

[FINANCIAL HIGHLIGHTS                        5]
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.

                                          Annual
Year Ended                                Total
December 31                               Return
-----------                               ------
1991....................................  5.90%
1992....................................  3.57%
1993....................................  2.95%
1994....................................  3.88%
1995....................................  5.58%
1996....................................  5.09%
1997....................................  5.15%
1998....................................  5.11%
1999....................................  4.60%
2000....................................  5.96%

The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.


  During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.61]% (quarter ended [December 31, 2000]) and its lowest quarterly return was [0.72]% (quarter ended [June 30, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               5.96%    5.18%      4.78%      4.88%      08/17/90
------------------------------------------------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.05%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                   SWEEP CLASS
----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                        None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)           None
----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                  SWEEP CLASS
----------------------------------------------
Management Fees                       0.18%
Distribution and/or
Service (12b-1) Fees                  0.25
Other Expenses(2)                     0.08
Total Annual Fund
Operating Expenses(3)                 0.51
----------------------------------------------



(1)There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Other expenses are based on estimated amounts for the current fiscal year.


(3) The investment advisor has agreed to limit Management Fees and Other Expenses (with certain exceptions -- see Advisor Compensation section), to 0.13%. The limitation may be terminated at any time. Total Annual Fund Operating Expenses, net of this limitation, is [0.38]%.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS    5 YEARS     10 YEARS
----------------------------------------------------------
Sweep Class      $[62]    $[195]     $[340]       $[762]
----------------------------------------------------------

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received [no compensation].



  [The investment advisor has agreed to limit Total Annual Fund Operating Expenses to 0.13%. This limitation does not include Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and increases in expenses due to expense offset arrangements, if any.]


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]

  As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.


                                                                   INSTITUTIONAL CLASS
                                                  -----------------------------------------------------
                                                                  YEAR ENDED AUGUST 31,
                                                  -----------------------------------------------------
                                                   2001       2000        1999        1998       1997
                                                  -------    -------    --------    --------   --------
Net asset value, beginning of period              $          $  1.00    $   1.00    $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05        0.04        0.05       0.05
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.05)      (0.04)      (0.05)     (0.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $          $  1.00    $   1.00    $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------
Total return                                             %      5.41%       4.51%       5.30%      5.13%
-------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of year (000s omitted)            $          $60,825    $ 88,517    $113,084   $258,251
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       %      0.11%(a)     0.19%      0.20%      0.20%
-------------------------------------------------------------------------------------------------------
  Without fee waivers                                    %      0.36%(a)     0.35%      0.28%      0.23%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                                 %      5.33%(a)     4.42%      5.05%      5.00%
-------------------------------------------------------------------------------------------------------



(a) Ratios are based on average net assets of $[          ].

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.

  You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 301-6246 or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
  TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services,
                             Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 301-6246

ON THE INTERNET:             You can send us a
                             request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports
                             via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------
 Government TaxAdvantage Portfolio,
 a series of Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
-----------------------------------------


[AIM LOGO APPEARS HERE]        www.aimfunds.com    [  ]   INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005


                                    ---------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED BELOW BY WRITING TO:

                             FUND MANAGEMENT COMPANY
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77046-1173


                                    ---------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 1, 2002, RELATES TO THE FOLLOWING PROSPECTUSES:


                CLASS                               DATED
                -----                               -----
        CASH MANAGEMENT CLASS                  JANUARY 1, 2002
         INSTITUTIONAL CLASS                   JANUARY 1, 2002
      PERSONAL INVESTMENT CLASS                JANUARY 1, 2002
      PRIVATE INVESTMENT CLASS                 JANUARY 1, 2002
            RESERVE CLASS                      JANUARY 1, 2002
           RESOURCE CLASS                      JANUARY 1, 2002
             SWEEP CLASS                       JANUARY 1, 2002

                          SHORT-TERM INVESTMENTS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                 JANUARY 1, 2002


                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST .......................................   1
         Fund History .....................................................   1
         Shares of Beneficial Interest ....................................   1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS ................   2
         Classification ...................................................   2
         Investment Strategies and Risks ..................................   2
                  Debt Investments ........................................   4
                  Other Investments .......................................   5
                  Investment Techniques ...................................   7
                  Derivatives .............................................   9
         Portfolio Policies ...............................................  11

MANAGEMENT OF THE TRUST ...................................................  13
         Board of Trustees ................................................  13
         Management Information ...........................................  13
         Compensation .....................................................  14
         Codes of Ethics ..................................................  16

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................  16

INVESTMENT ADVISORY AND OTHER SERVICES ....................................  17
         Investment Advisor ...............................................  17
         Service Agreements ...............................................  17
         Other Service Providers ..........................................  18

BROKERAGE ALLOCATION AND OTHER PRACTICES ..................................  19
         Brokerage Transactions ...........................................  19
         Commissions ......................................................  19
         Brokerage Selection ..............................................  19
         Directed Brokerage ...............................................  20
         Regular Brokers or Dealers .......................................  21
         Allocation of Portfolio Transactions .............................  21

PURCHASE, REDEMPTION AND PRICING OF SHARES ................................  21
         Purchase and Redemption of Shares ................................  21
         Offering Price ...................................................  22
         Redemption in Kind ...............................................  23
         Backup Withholding ...............................................  23

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ..................................  24

DISTRIBUTION OF SECURITIES ................................................  27
         Distribution Plan ................................................  27
         Distributor ......................................................  29

BANKING REGULATIONS .......................................................  30

CALCULATION OF PERFORMANCE DATA ...........................................  30

RATINGS OF DEBT SECURITIES................................................. A-1

TRUSTEES AND OFFICERS...................................................... B-1

                                                                            PAGE
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................ C-1

MANAGEMENT FEES............................................................ D-1

ADMINISTRATIVE SERVICES FEES............................................... E-1

AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN...... F-1

PERFORMANCE DATA........................................................... G-1

FINANCIAL STATEMENTS........................................................ FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         Short-Term Investments Trust (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government TaxAdvantage Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on January 24, 1977, as a Maryland corporation, but which had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. The Portfolios allocate any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Each portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

         All classes of shares of each portfolio have identical voting, dividend liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

         Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         Each portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy. [Shareholders will be notified before any material change in the investment policies become effective.]


                          SHORT-TERM INVESTMENTS TRUST

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

        PORTFOLIO                    GOVERNMENT TAXADVANTAGE PORTFOLIO
        ---------                    ---------------------------------

SECURITY/
INVESTMENT
TECHNIQUE
----------
                               EQUITY INVESTMENTS

Common Stock

Preferred Stock

Convertible Securities

Alternative Equity
Securities

                               FOREIGN INVESTMENTS

Foreign Securities

Foreign Exchange
Transactions

                                DEBT INVESTMENTS

U.S. Government                                 X
Obligations

Mortgage-Backed and
Asset-Backed
Securities

Foreign Government
Obligations

Bank Instruments

Commercial
Instruments

Participation Interests

Other Debt Obligations

Junk Bonds

Municipal Securities

                                OTHER INVESTMENTS

REITs

Other Investment                                X
Companies

Delayed Delivery                                X
Transactions

When-Issued
Securities                                      X

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating                            X
Rate Instruments

Indexed Securities                              X


                          SHORT-TERM INVESTMENTS TRUST

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

        PORTFOLIO                    GOVERNMENT TAXADVANTAGE PORTFOLIO
        ---------                    ---------------------------------
SECURITY/
INVESTMENT
TECHNIQUE
----------
Zero-Coupon and Pay-
in-Kind Securities

Synthetic Municipal
Instruments

                              INVESTMENT TECHNIQUES

Short Sales                                     X

Margin Transactions

Interfund Loans                                 X

Lending Portfolio
Securities

Repurchase
Agreements

Reverse Repurchase                              X
Agreements

Dollar Rolls

Illiquid Securities                             X

Rule 144A Securities                            X

Unseasoned Issuers

Portfolio Transactions                          X

Standby Commitments

                                   DERIVATIVES

Equity-Linked
Derivatives

Put Options                                     X

Call Options                                    X

Straddles

Warrants

Futures Contracts and
Options on Futures
Contracts

Forward Contracts

Cover


Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs in the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs (as defined below) in the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities deemed by AIM to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be an Eligible Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be Eligible Securities. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Portfolio.

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

         Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

         Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in U.S. Government obligations, municipal securities and corporate obligations which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolio.

         INDEXED SECURITIES. The Portfolio may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

Investment Techniques

         SHORT SALES. In a short sale, the Portfolio does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Portfolio is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Portfolio will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security, or when the Portfolio does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Portfolio's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Portfolio may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         The Portfolio will only make short sales "against the box," meaning that at all times when a short position is open, the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Portfolio will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio does not intend to engage in short sales.

         MARGIN TRANSACTIONS. The Portfolio will not purchase any security on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Portfolio of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin. The Portfolio does not intend to engage in margin transactions.

         INTERFUND LOANS. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements which involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. The Portfolio may enter into reverse repurchase agreements with respect to its portfolio securities with terms of 92 days or less in amounts up to 10% of the value of its total assets at the entering into a reverse repurchase agreement.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 10% of their respective net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the; (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions. AIM determines that a Rule 144A security is no longer liquid. AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio does not invest more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Derivatives

         The Portfolio may purchase or sell put or call options.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         The Portfolio does not intend to purchase or sell put or call options.

         Pursuant to federal securities rules and regulations, the Portfolio's use of options may require that the Portfolio set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. The Portfolio may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Portfolio foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Portfolio assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Portfolio would suffer a loss.

         If a call option that the Portfolio has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Portfolio effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. The Portfolio may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Portfolio to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Portfolio could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Portfolio may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where the Portfolio has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         The Portfolio may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. The Portfolio may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where the Portfolio has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, the Portfolio may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         COVER. Transactions using options (other than options purchased by the Portfolio) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in other options or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a option is deemed to be illiquid, the assets used to "cover" the Portfolio's obligation will also be treated as illiquid for purposes of determining the Portfolio's maximum allowable investment in illiquid securities.

         Even though options purchased by the Portfolio do not expose the Portfolio to an obligation to another party, but rather provide the Portfolio with a right to exercise, the Portfolio intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Portfolio will treat the market value of the option (i.e., the amount at risk to the Portfolio) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with other appropriate assets. If a large portion of the Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS. The use by the Portfolio of options involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that the Portfolio will use hedging transactions. For example, if the Portfolio determines that the cost of hedging will exceed the potential benefit to the Portfolio, the Portfolio will not enter into such transaction.

PORTFOLIO POLICIES

         FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

         (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

         (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

         The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks or any AIM Advised Fund exceed 5% of the Portfolio's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the portfolio's independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:


                                                                    RETIREMENT
                           AGGREGATE           BENEFITS                TOTAL
                       COMPENSATION FROM       ACCRUED             COMPENSATION
                              THE               BY ALL             FROM ALL AIM
TRUSTEE                     TRUST(1)         AIM FUNDS(2)            FUNDS(3)
-------                -----------------     ------------          ------------
Frank S. Bailey(4)                0                 0               $105,000
Bruce L. Crockett         $[       ]          $60,951                111,500
Owen Daly II               [       ]           97,195                111,500
Albert R. Dowden(5)        [       ]              -0-                 13,435
Edward K. Dunn, Jr.        [       ]           22,138                111,500
Jack M. Fields             [       ]           23,019                108,500
Carl Frischling(6)         [       ]          107,507                111,500
Prema Mathai-Davis         [       ]           22,606                111,500
Lewis F. Pennock           [       ]           67,995                111,500
Ruth H. Quigley(4)                0                 0                105,500
Louis S. Sklar             [       ]           87,538                111,000


(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2001, including earnings thereon,
     was $[     ].

(2)  During the fiscal year ended August 31, 2001, the total amount of expenses
     allocated to the Trust in respect of such retirement benefits was $[    ].

(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(5)  Mr. Dowden was elected to serve as a trustee on December 12, 2000.

(6)  During the fiscal year ended August 31, 2001, the Trust paid $[     ] in
     legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust.
     Mr. Frischling is a partner in such firm.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         Table #1 below shows estimated credited years of service under the Plan for each non-affiliated trustee as of December 31, 2000.

                                    TABLE #1

                                          ESTIMATED CREDITED YEARS
              TRUSTEE                            OF SERVICE
              -------                     ------------------------
         Frank S. Bailey                             15
        Bruce L. Crockett                            13
           Owen Daly II                              13
         Albert R. Dowden                             0
        Edward K. Dunn, Jr.                           2
          Jack M. Fields                              3
         Carl Frischling                             23
        Prema Mathai-Davis                            2
         Lewis F. Pennock                            19
         Ruth H. Quigley                             24
          Louis S. Sklar                             11

         Table #2 below shows the estimated annual benefits payable upon retirement for specified years of service.

                                    TABLE #2

                   ANNUAL RETAINER         ESTIMATED ANNUAL
                       PRIOR TO             BENEFITS UPON
                      RETIREMENT              RETIREMENT
                  ----------------         ----------------
                      $100,000                 $75,000
                       105,000                  78,750
                       110,000                  82,500
                       115,000                  86,250
                       120,000                  90,000
                       125,000                  93,750


Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

            FUND NAME                               NET ASSETS                    ANNUAL RATE
            ---------                               ----------                    -----------
Government TaxAdvantage Portfolio      First $250 million                            0.20%
                                       Over $250 million to $500 million             0.15%
                                       Amount over $500 million                      0.10%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

         The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix D.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Portfolio; maintain shareholder accounts and provide shareholders with information regarding the Portfolio and its accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         SUB-ACCOUNTING. The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK(R) Remote, a personal computer application software product, may receive sub-accounting services via such software.

         CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trustees has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

COMMISSIONS

         During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

         The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with
(3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE

         During the last fiscal year ended August 31, 2001, the Portfolio did not pay brokerage commissions.

REGULAR BROKERS OR DEALERS

         During the last fiscal year ended August 31, 2001, the Portfolio did not purchase securities of its regular broker or dealers.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

         A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

         AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

         The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

         The net asset value per share of each class of the Portfolio is determined as of 3:00 p.m. Eastern time on each Business Day of the Trust. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

         The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         The Board of Trustees has established procedures designed to stabilize at $1.00, to the extent reasonably possible, the Portfolio's net asset value per share. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Portfolio in cash. It is possible that future conditions may make it undesirable for the Portfolio to pay for redeemed shares in cash. In such cases, the Portfolio may make payment in securities or other property if the Portfolio has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates the Portfolio to redeem for cash all shares presented to the Portfolio for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Portfolio's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Portfolio's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund and other payers, must, according to IRS regulations, withhold 30.5% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

         An investor is subject to backup withholding if:

         1. the investor fails to furnish a correct TIN to the Portfolio, or

         2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

         3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NON-RESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

         Dividends are paid on settled shares of the Portfolio as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

         TAX MATTERS. The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

         PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

         The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Portfolio may be required to withhold 30.5% of distributions and/or redemption payments ("backup withholding"); however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001. For more information refer to "Purchases, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30.5% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001.

         Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.

         CLASS                                      ANNUAL RATE
         -----                                      -----------
         Cash Management Class                          0.10%
         Personal Investment Class                      0.75%
         Private Investment Class                       0.50%
         Reserve Class                                  1.00%
         Resource Class                                 0.20%
         Sweep Class                                    0.25%

         The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

         Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

         FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

         The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

         Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

         Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix F for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2001.

         As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

         The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

         Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

         The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management Information."

         The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

         The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

                               BANKING REGULATIONS

         On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

         Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

         Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

         The standard formula for calculating annualized yield for the Portfolio is as follows:

                            Y = (V - V )  x  365
                                  1   0
                                --------     ---
                                  V           7
                                   0


         Where   Y     =    annualized yield.

                 V     =    the value of a hypothetical pre-existing account in
                  0         the Portfolio having a balance of one share at the
                            beginning of a stated seven-day period.

                 V     =    the value of such an account at the end of the
                  1         stated period.

         The standard formula for calculating effective annualized yield for the Portfolio is as follows:
                                          365/7
                            EY = (Y + 1)           - 1

         Where  EY     =    effective annualized yield.

                Y      =    annualized yield, as determined above.

         The yield for each class of the Portfolio is found in Appendix H.


Performance Information

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

         The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

         Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Daily                    U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                   Society of CLU & ChFC               Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                      Stanger                         [iMoney Net, Inc.]
         Donoghue's                             Weisenberger                    [Money Fund Averages]
         Mutual Fund Values (Morningstar)       Lipper, Inc.                    [Bloomberg]
                                                                                [TeleRate]

         [The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.]

         The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         30 year Treasury Bonds
         90 day Treasury Bills

         Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. [Advertising for the Portfolio may also include references to the use of the

Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.]

         From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

         Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


======================================================================================================================
                                              POSITION(S)
                                              HELD WITH         PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                         REGISTRANT        THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (54)                      Trustee, Chairman   Chairman, President and Chief Executive Officer,
                                            and President       A I M Management Group Inc.; Chairman and President,
                                                                A I M Advisors, Inc.; Director and Senior Vice
                                                                President, A I M Capital Management, Inc.; Chairman,
                                                                A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                and Fund Management Company; and Director and Vice
                                                                Chairman, AMVESCAP PLC (parent of AIM and a global
                                                                investment management firm).
----------------------------------------------------------------------------------------------------------------------
FRANK S. BAYLEY (62)                        Trustee             Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA 94111
----------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (57)                      Trustee             Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA   22102                                              Officer, COMSAT Corporation; and Chairman, Board of
                                                                Governors of INTELSAT (international communications
                                                                company).
----------------------------------------------------------------------------------------------------------------------
OWEN DALY II (77)                           Trustee             Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                           Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.
----------------------------------------------------------------------------------------------------------------------
ALBERT R. DOWDEN (59)                       Trustee             Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior Vice
                                                                President, AB Volvo; and Director, The Hertz
                                                                Corporation, Genmar Corporation (boat manufacturer),
                                                                National Media Corporation and Annuity and Life Re
                                                                (Holdings), Ltd.
======================================================================================================================

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

======================================================================================================================
                                              POSITION(S)
                                              HELD WITH         PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                         REGISTRANT        THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (66)                    Trustee             Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                            Board of Directors, President and Chief Operating
Baltimore, MD   21201                                           Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------------
JACK M. FIELDS (49)                         Trustee             Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.
----------------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (64)                      Trustee             Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm); and Director, Cortland Trust, Inc.
New York, NY   10022                                            (investment company).
----------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (51)                     Trustee             Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School
New York, NY   10021                                            University.  Formerly, Chief Executive Officer, YWCA
                                                                of the USA; Commissioner, New York City Department
                                                                of the Aging; and Commissioner, New York City
                                                                Metropolitan Transportation Authority.
----------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (58)                       Trustee             Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057
----------------------------------------------------------------------------------------------------------------------
RUTH H. QUIGLEY (66)                        Trustee             Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA 94108                                         1984 to 1986.
----------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (62)                         Trustee             Executive Vice President, Development and
The Williams Tower                                              Operations, Hines Interests Limited Partnership
50th Floor                                                      (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056
----------------------------------------------------------------------------------------------------------------------
GARY T. CRUM (54)                           Senior Vice         Director and President, A I M Capital Management,
                                            President           Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director,
                                                                A I M Distributors, Inc. and AMVESCAP PLC (parent of
                                                                AIM and a global investment management firm).
=======================================================================================================================

---------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

======================================================================================================================
                                              POSITION(S)
                                              HELD WITH         PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                         REGISTRANT        THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (46)                       Senior Vice         Director, Senior Vice President, General Counsel and
                                            President and       Secretary, A I M Advisors, Inc. and A I M Management
                                            Secretary           Group Inc.; Director, Vice President and General
                                                                Counsel, Fund Management Company; and Vice
                                                                President, A I M Fund Services, Inc.; A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (42)                         Vice President      Vice President and Fund Treasurer, A I M Advisors,
                                            and Treasurer       Inc.
----------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (58)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.;
                                                                and Vice President, A I M Fund Services, Inc.
----------------------------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (41)                      Vice President      Senior Vice President, A I M Capital Management,
                                                                Inc.; Director, Fund Management Company; and Vice
                                                                President, A I M Advisors, Inc.
======================================================================================================================

                                   APPENDIX C

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of October 26, 2001.

GOVERNMENT & AGENCY PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
Ferris, Baker Watts, Inc.
1700 Pennsylvania Ave.          22.30%
Washington, DC 20006

Bank One Capital Markets
One Bank One Plaza              19.78%
Chicago, IL 60670

Fund Services Advisors,
Inc.
Attn: Fund Manager
1875 Century Park E.            14.26%          9.59%                      38.26%
Suite 1345
Los Angeles, CA 90067

Marion County Treasurer
Attn: Brian Atkinson
1060 City County Building        6.05%
Indianapolis, IN 46204

Huntington Capital Corp.
41 S. High St., Ninth Floor      5.22%
Columbus, OH 43287

Universal Service
Administrative Co.                             17.38%
P.O. Box 1443
Chicago, IL 60690-1443

AIM Fund of Funds
Account #1
Attn: Stacey Frankes
Money Market Portfolio
Admin.                          12.85%
11 Greenway Plaza, Suite
100
Houston, TX 77046

--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
Maril & Co FBO Chicago
Trust Co.
Marshall & Ilsley Trust
Company
Attn: Marge Muccilli             9.89%
1000 N. Water Street /
TR-14
Milwaukee, WI 53202

Frost National Bank TX
c/o Frost
P.O. Box 2479                                   8.62%
San Antonio, TX 78298-2479

Bank of Springfield
Government Sweep Investment
Attn: Brenda Stroh                                           74.85
3400 West Wabash
Springfield, IL 62707

Deposit Guaranty National
Bank
Attn: Doug Minor                                              8.42%
210 E. Capitol St.
Jackson, MS 39201

Bright National Bank
4 E. Main Street                                              7.79%
Flora, IN 46929

STAR Financial Bank,
Anderson
1900 W. 50th Street                                           5.08%                    54.43%
P. O. Box 967
Marion, IN 46953

TRA Rights Trust
Attn: Gary Filler
101 Canyon Crest Dr.                                                      17.94%
Alpine, UT 84004

First Union Subaccounts
8739 Research Drive
Capital Markets                                                           17.22%
Charlotte, NC 28262-0675

Bank of New York
Attn:  Paul Madden                                                         7.36%
One Wall Street, 5th Floor
New York, NY 10286

First National Banker's
Bank
Attn: Sheila Esteve                                                                    19.55%
P.O. Drawer 80579
Baton Rouge, LA 70898

Marc Drake & Denese Drake
Attn: Marc Drake
124 Mont Blanc                                                                          9.22%
Heath, TX 75032

Community Bank
Attn: Carolyn Geiser
500 S. Morgan                                                                           8.75%
Granbury, TX 76048


--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
City of Chicago
Attn: Mark Mitrovich
121 N. LaSalle Street,                                                                              24.80%
Room #204
Chicago, IL 60603

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                 23.05%
Hartford, CT 06103

City of Chicago G.O. Bonds
for City Colleges
121 N. LaSalle Street,                                                                              11.22%
Room 204
Chicago, IL 60603

Adams County Treasurer
450 S. 4th Ave.                                                                                      6.53%
Brighton, CO 80601

     *  Owned of record and beneficially (such as A I M Advisors, Inc.).

     ** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

GOVERNMENT TAXADVANTAGE PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
CIBC World Markets
Attn:  Lester Elson
200 Liberty Street              99.58%                                     41.52%
World Financial Center
New York,  NY  10281

Donaldson Lufkin Jenrette
Secs Corp.                                    52.13%
P.O. Box 2052
Jersey City, NJ  07399

Frost National Bank-TX
c/o Frost
P. O. Box 2479                                11.82%                        6.79%
San Antonio, TX
78298-2479

The Trust Company of
Oklahoma
Attn: Cash Management                         9.51%
P. O. Box 3688
Tulsa, OK  74101-3688

First Trust / Var & Co.
Attn: Linda Fritz
Funds Control
Suite 0404                                    7.67%
180 E. Fifth St.
St. Paul, MN  55101

Trustmark National Bank,
Trust Dept.
Attn:  Ned Balsley VP                         7.11%
248 East Capitol
Jackson,  MS  39205


--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
Colorado State Bank &
Trust
Attn:  Debbie Barcus                                          100.00%
1600 Broadway
Denver, CO 80202-4999

Bank of New York
Attn:  Paul Madden
One Wall Street, 5th Floor                                                 27.48%
New York, NY  10268

First Union Securities,
Inc.
Attn:  Money Funds                                                          9.47%
8739 Research Drive
Charlotte, NC 28262-0675

Huntington Capital Corp
41 High Street, 9th Floor                                                   6.43%
Columbus, OH  43287

Community Bank,
DeSoto County
Attn: Gladys Ricks
6910 Airways Blvd.                                                                      100.00%
P.O. Box 129
Southaven, MS  38671

Morgan Stanley Dean Witter
Attn:  Bill Cairney
1 Pierrepont Plaza,
7th Floor                                                                                            94.51%**
Brooklyn, NY  11201

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                   5.49%
Hartford, CT  06103


     * Owned of record and beneficially (such as A I M Advisors, Inc.). ** Presumed to be a control person because of beneficial ownership of
         25% or more of the portfolio.

TREASURY PORTFOLIO


--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
Bank of New York
Attn:  Paul Madden
One Wall Street, 5th Floor       29.72%                                    49.82%
New York, NY  10286

State of New Mexico -
Overnight Account
2019 Galisteo, Building K        25.97%
P. O. Box 608
Santa Fe,  NM  87701

Bank of Oklahoma
Attn: Cathy Latimer             18.25%
P. O. Box 2180
Tulsa,  OK  74101


--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
Lehman Brothers/H&Q
c/o Matt Dermer
One World Financial             8.23%
Center, 28th Floor
New York, NY  10281

Frost National Bank-TX
c/o Frost
P. O. Box 2479                                 11.47%
San Antonio, TX
78298-2479

Universal Service
Administrative Co.                             10.24%
P. O. Box 1443
Chicago, IL  60690-1443

Trust Company Bank
Attn:  M. Wells
Center 3139                                     7.50%
P. O. Box 105504
Atlanta, GA  30348

State Street Bank & Trust
Attn:  Master Note
Control, AH3                                    6.84%
108 Myrtle Street
North Quincy,  MA  02171

Paine Webber SSB
Mutual Fund Operations
State Street Custodial                          5.54%
Accounts
1000 Harbor Blvd., 6th
Floor
Weehawken,  NJ  07087-6790

Cullen/Frost Discount
Brokers
Attn:  Karen Banks                                              90.51%     9.78%
P. O. Box 2358
San Antonio,  TX  78299

Zions First National Bank
(CO)
Attn:  Trust Dept. - Liz
King                                                                       8.82%
P. O. Box 30880
Salt Lake City,  UT  84130

Huntington Capital Corp
41 S. High St., 9th Floor                                                  8.34%
Columbus,  OH  43287

New Haven Savings Bank
Trust Dept.
Attn:  Carl W. Lindskog                                                    6.77%
P. O. Box 302
New Haven,  CT  06502

Bank of New York
Attn:  Sheryl Covelli
440 Mamoronek, 5th Floor                                                                86.39%
Harrison, NY  10528

Kinco & Co.
Securities Services,
6th Floor                                                                               10.33%
One Hanson Place
Brooklyn, NY 11415


--------------------------------------------------------------------------------------------------------------------------
                                  CASH                       PERSONAL      PRIVATE
                               MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                 CLASS          CLASS          CLASS        CLASS       CLASS        CLASS        CLASS
                              -----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE     PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF       OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD         RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------- -----------   -------------    ----------   ----------   ----------   ----------   ----------
First Union Subaccounts
Capital Markets
8739 Research Drive                                                                                  38.99%
Charlotte, NC  28262-0675

City of Chicago G.O.
Bonds for City Colleges
121 No. LaSalle St, Room                                                                             26.44%
204
Chicago, IL  60603

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                  11.55%
Hartford, CT  06103

Mellon Bank NA
Attn:  Pam Palmer
P. O. Box 710                                                                                         9.06%
Pittsburgh,  PA
15230-0710


     * Owned of record and beneficially (such as A I M Advisors, Inc.). ** Presumed to be a control person because of beneficial ownership of
         25% or more of the portfolio.

MANAGEMENT OWNERSHIP

         As of October 26, 2001 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX D

                                 MANAGEMENT FEES

         For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

  FUND NAME          MANAGEMENT FEE PAYABLE             MANAGEMENT FEE WAIVERS             NET MANAGEMENT FEE PAID
  ---------     ------------------------------      ------------------------------     ------------------------------
                  2001       2000        1999        2001        2000       1999        2001        2000      1999
                --------   --------   --------      --------   --------   --------     --------   --------   --------
Government      $          $277,625   $294,990      $          $277,625   $244,182     $          $      0   $ 50,808
TaxAdvantage
Portfolio

                                   APPENDIX E

                          ADMINISTRATIVE SERVICES FEES

         The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

     FUND NAME                 2001        2000        1999
     ---------                 ----        ----        ----
Government TaxAdvantage
Portfolio                     $          $50,000    $51,944

                                   APPENDIX F

      AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

         List of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2001.

CLASS                               AMOUNT
----                                -------
Cash Management Class               $
Personal Investment Class           $
Private Investment Class            $
Reserve Class                       $
Resource Class                      $
Sweep Class                         $

                                   APPENDIX G

                                PERFORMANCE DATA


The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                              30-DAY PERIOD ENDED
                                              -------------------
                                                AUGUST 31, 2001
                                              -------------------
         Current Yield
         -------------
Cash Management Class ...................               %
Institutional Class .....................               %
Personal Investment Class ...............               %
Private Investment Class ................               %
Reserve Class ...........................               %
Resources Class .........................               %
Sweep Class .............................               %

         The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                             SEVEN-DAY PERIOD ENDED
                                             ----------------------
                                                 AUGUST 31, 2001
                                              -------------------

         Annualized Yield
         ----------------
Cash Management Class....................               %
Institutional Class......................               %
Personal Investment Class................               %
Private Investment Class.................               %
Reserve Class............................               %
Resources Class..........................               %
Sweep Class..............................               %


                                             SEVEN-DAY PERIOD ENDED
                                             ----------------------
                                                 AUGUST 31, 2001
                                              -------------------

         Effective Yield
         ---------------
Cash Management Class....................               %
Institutional Class......................               %
Personal Investment Class................               %
Private Investment Class.................               %
Reserve Class............................               %
Resources Class..........................               %
Sweep Class..............................               %

                              FINANCIAL STATEMENTS




                                       FS

        TREASURY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Cash Management Class

        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Cash
                                       Management Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE  FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. The Cash Management Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................  4.07%
1995....................................  5.86%
1996....................................  5.32%
1997....................................  5.48%
1998....................................  5.39%
1999....................................  4.91%
2000....................................  [  ]%



The Cash Management Class shares' year-to-date total return as of September 30, 2001 was [ ]%.



During the periods shown in the bar chart, the highest quarterly return was [1.47]% (quarter ended [June 30, 1995]) and the lowest quarterly return was [0.78]% (quarter ended [March 31, 1994]).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE     INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------
Cash Management Class                             [   ]%   [   ]%      --        [   ]%     08/18/93
-----------------------------------------------------------------------------------------------------



Cash Management Class shares' seven-day yield on December 31, 2000 was 6.15%. For the current seven-day yield, call (800) 877-7745.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)         CASH MANAGEMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)        CASH MANAGEMENT CLASS
-----------------------------------------------
Management Fees(2)                0.15%

Distribution and/or
Service (12b-1) Fees              0.10

Other Expenses                    0.04

Total Annual Fund
Operating Expenses                0.29

Fee Waivers(2,3)                  0.08

Net Expenses(4)                   0.21
----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution plan fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are 0.19%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------
Cash Management
  Class            $[30]    $[93]     $[163]    $[368]
--------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06]% of average daily net assets.



  Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                 CASH MANAGEMENT CLASS
                                                -------------------------------------------------------
                                                                 YEAR ENDED AUGUST 31,
                                                -------------------------------------------------------
                                                  2001        2000        1999        1998       1997
                                                --------    --------    --------    --------   --------
Net asset value, beginning of period            $           $   1.00    $   1.00    $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.06        0.05        0.05       0.05
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.06)      (0.05)      (0.05)     (0.05)
=======================================================================================================
Net asset value, end of period                  $           $   1.00    $   1.00    $   1.00   $   1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return                                            %       5.75%       4.89%       5.56%      5.39%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $           $780,425    $860,354    $933,791   $829,243
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      %       0.18%(a)    0.17%       0.17%      0.17%
=======================================================================================================
  Without fee waivers                                   %       0.20%(a)    0.19%       0.19%      0.19%
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income to average net
  assets                                                %       5.58%(a)    4.77%       5.42%      5.25%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Ratios are based on average net assets of $[    ].

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution and service fees of 0.10% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

  You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7745

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
-----------------------------------



[AIM LOGO APPEARS HERE]    www.aimfunds.com   [     ]     INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        TREASURY   PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Institutional Class
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Institutional
                                       Class of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-1

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. The Institutional Class shares are not subject to sales loads.


                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................  6.16%
1992....................................  3.86%
1993....................................  3.15%
1994....................................  4.15%
1995....................................  5.95%
1996....................................  5.41%
1997....................................  5.56%
1998....................................  5.48%
1999....................................  5.00%
2000....................................  6.27%


The Institutional Class shares' year-to-date total return as of September 30,
2001 was [    ]%.



  During the periods shown in the bar chart, the highest quarterly return was [2.03]% (quarters ended [March 31, 1990] and [June 30, 1990]) and the lowest quarterly return was [0.77]% (quarter ended [June 30, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                          SINCE      INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------
Institutional Class                               6.27%    5.54%      5.09%      6.25%      04/12/84
-----------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2000 was 6.23%. For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                                  None
-------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-------------------------------------------------
Management Fees(2)                    0.15%

Distribution and/or
Service (12b-1) Fees                  None

Other Expenses                        0.04

Total Annual Fund
Operating Expenses                    0.19

Fee Waivers(2,3)                      0.08

Net Expenses                          0.11
-------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Institutional
  Class           $[19]    $[61]     $[107]    $[243]
------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06]% of average daily net assets.



  Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.

  The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                 INSTITUTIONAL CLASS
                                          ------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------------------
                                             2001          2000          1999          1998          1997
                                          ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period      $             $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.06          0.05          0.05          0.05
------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.06)        (0.05)        (0.05)        (0.05)
============================================================================================================
Net asset value, end of period            $             $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return                                        %         5.83%         4.97%         5.64%         5.47%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $             $3,005,442    $3,164,199    $2,988,375    $3,408,010
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                            %         0.10%(a)       0.09%        0.08%         0.09%
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to
  average net assets                                %         5.66%(a)       4.85%        5.50%         5.35%
____________________________________________________________________________________________________________
============================================================================================================



(a) Ratios are based on average net assets of $[           ].

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.

  You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.
REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------

Treasury Portfolio, a series of
Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------



[AIM LOGO APPEARS HERE]       www.aimfunds.com   [     ]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        TREASURY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Personal Investment Class

        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Personal
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. The Personal Investment Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1992....................................   3.43%
1993....................................   2.68%
1994....................................   3.63%
1995....................................   5.42%
1996....................................   4.88%
1997....................................   5.04%
1998....................................   4.95%
1999....................................   4.48%
2000....................................  [   ]%



The Personal Investment Class shares' year-to-date total return as of September
30, 2001 was [     ]%.



  During the periods shown in the bar chart, the highest quarterly return was [1.37]% (quarter ended [June 30, 1995]) and the lowest quarterly return was [0.66]% (quarters ended [March 30, 1993] and [December 31, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                       SINCE     INCEPTION
December 31, 2000)            1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
Personal Investment Class      [  ]%    [  ]%        --       [  ]%     08/08/91
--------------------------------------------------------------------------------



Personal Investment Class shares' seven-day yield on December 31, 2000 was 5.74%. For the current seven-day yield, call (800) 877-4744.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from          PERSONAL
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted       PERSONAL
from fund assets)              INVESTMENT CLASS
-----------------------------------------------
Management Fees(2)                    0.15%
Distribution and/or
Service (12b-1) Fees                  0.75
Other Expenses                        0.04
Total Annual Fund
Operating Expenses                    0.94
Fee Waivers(2,3)                      0.08
Net Expenses(4)                       0.86
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution plan fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.61%].


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
Personal Investment
  Class              $[96]    $[300]    $[520]    $[1,155]
----------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06]% of average daily net assets.



  Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                               PERSONAL INVESTMENT CLASS
                                                --------------------------------------------------------
                                                                 YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------
                                                  2001        2000        1999        1998        1997
                                                --------    --------    --------    --------    --------
Net asset value, beginning of period            $           $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.05        0.04        0.05        0.05
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.05)      (0.04)      (0.05)      (0.05)
========================================================================================================
Net asset value, end of period                  $           $   1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return                                            %       5.31%       4.45%       5.12%       4.95%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $           $285,688    $284,932    $405,801    $322,971
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      %       0.60%(a)    0.59%       0.58%       0.60%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                   %       0.85%(a)    0.84%       0.83%       0.86%
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income to average
  net assets                                            %       5.16%(a)    4.35%       5.01%       4.85%
________________________________________________________________________________________________________
========================================================================================================



(a) Ratios are based on average net assets of $[          ].

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution and service fees of 0.75% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-4744

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------
Treasury Portfolio, a series of
Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------



[AIM LOGO APPEARS HERE]    www.aimfunds.com   [        ]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        TREASURY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Private Investment Class
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Private
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. The Private Investment Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1992....................................  3.53%
1993....................................  2.85%
1994....................................  3.84%
1995....................................  5.63%
1996....................................  5.09%
1997....................................  5.25%
1998....................................  5.16%
1999....................................  4.68%
2000....................................  [  ]%



The Private Investment Class shares' year-to-date total return as of September
30, 2001 was [   ]%.



  During the periods shown in the bar chart, the highest quarterly return was [1.42]% (quarter ended [June 30, 1995]) and the lowest quarterly return was [0.70]% (quarters ended [March 31, 1993] and [December 31, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE    INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
---------------------------------------------------------------------------------------------------
Private Investment Class                         [   ]%    [   ]%       --       [   ]%    11/22/91
---------------------------------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 2000 was [5.93]%. For the current seven-day yield, call (800) 877-7748.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
                                  PRIVATE
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
                                  PRIVATE
from fund assets)              INVESTMENT CLASS
-----------------------------------------------
Management Fees(2)                   0.15%

Distribution and/or
Service (12b-1) Fees                 0.50

Other Expenses                       0.04

Total Annual Fund

Operating Expenses                   0.69

Fee Waivers(2,3)                     0.08

Net Expenses(4)                      0.61
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.41]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Private
  Investment
  Class          $[70]    $[221]    $[384]     $[859]
------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06]% of average daily net assets.



  Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                             PRIVATE INVESTMENT CLASS
                                           -------------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                           -------------------------------------------------------------
                                             2001        2000        1999        1998          1997
                                           --------    --------    --------    --------   --------------
Net asset value, beginning of period       $           $   1.00    $   1.00    $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.05        0.05        0.05          0.05
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.05)      (0.05)      (0.05)        (0.05)
========================================================================================================
Net asset value, end of period             $           $   1.00    $   1.00    $   1.00      $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return                                       %       5.52%       4.66%       5.33%         5.16%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $           $616,988    $415,184    $360,307      $463,441
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 %       0.40%(a)     0.39%      0.38%         0.39%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                              %       0.60%(a)     0.59%      0.58%         0.59%
________________________________________________________________________________________________________
========================================================================================================
Ratio of net investment income to average
  net assets                                       %       5.36%(a)     4.55%      5.20%         5.05%
________________________________________________________________________________________________________
========================================================================================================




(a) Ratios are based on average net assets of $[          ].

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution and service fees of 0.50% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

-------------------------------------------------------------------------------
   THE FUND AND ITS AGENTS RESERVES THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

--------------------------------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7748

ON THE INTERNET:             You can send us a
                             request  by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www/aimfunds.com




---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------

Treasury Portfolio, a series of
Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------



[AIM LOGO APPEARS HERE]    www.aimfunds.com   [        ]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        TREASURY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        RESERVE CLASS
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Reserve Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Reserve Class shares. The Reserve Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURN
-----------                               ------
2000....................................  [  ]%



  The Reserve Class shares' year-to-date total return as of September 30, 2001 was [ ]%.



  During the period shown in the bar chart, the highest quarterly return was
[  ]% (quarter ended [          ]) and its lowest quarterly return was [  ]%
(quarter ended [          ]).


PERFORMANCE TABLE


The following performance table reflects the performance of Reserve Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE     INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------
Reserve Class                                     [  ]%      --         --        [  ]%     01/04/99
-----------------------------------------------------------------------------------------------------



Reserve Class shares' seven-day yield on December 31, 2000 was [5.44]%. For the current seven-day yield of Reserve Class shares, call (800) 417-8837.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESERVE CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                RESERVE CLASS
-----------------------------------------------
Management Fees(2)                    0.15%

Distribution and/or
Service (12b-1) Fees                  1.00

Other Expenses                        0.04

Total Annual Fund
Operating Expenses                    1.19

Fee Waivers(2,3)                      0.08

Net Expenses(4)                       1.11
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.91]%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------
Reserve Class     $[121]   $[378]    $[654]    $[1,443]
-------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06]% of average daily net assets.



  Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                          RESERVE CLASS
                                                             ---------------------------------------
                                                                                     JANUARY 4, 1999
                                                                                       (DATE SALES
                                                                 YEAR ENDED            COMMENCED)
                                                                 AUGUST 31,              THROUGH
                                                             -------------------       AUGUST 31,
                                                               2001       2000            1999
                                                             --------   --------     ---------------
Net asset value, beginning of period                         $          $   1.00        $   1.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                     0.05            0.03
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                     (0.05)          (0.03)
====================================================================================================
Net asset value, end of period                               $          $   1.00        $   1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                                                      %      4.99%           2.63%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $          $140,886        $119,976
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   %      0.90%(b)        0.89%(c)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                                %      1.10%(b)        1.09%(c)
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income to average net assets                 %      4.86%(b)        2.09%(c)
____________________________________________________________________________________________________
====================================================================================================


(a)Not annualized for periods less than one year.

(b)Ratios are based on average net assets of $[        ].

(c)Annualized.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution and service fees of 1.00% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK(R) Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to shares of the Reserve Class will be sent to you.

  You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK(R) Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0840

BY TELEPHONE:                (800) 417-8837

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             HTTP://WWW.AIMFUNDS.COM


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------

Treasury Portfolio, a series of
Short-Term Investments Trust
SEC 1940 Act file number: 811-2729
----------------------------------



[AIM LOGO APPEARS HERE]       www.aimfunds.com   [    ]   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        TREASURY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Resource Class

        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Resource Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.

  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. The Resource Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1997....................................   5.39%
1998....................................   5.31%
1999....................................   4.83%
2000....................................   [  ]%



The Resource Class shares' year-to-date total return as of September 30, 2001 was [ ]%.



  During the periods shown in the bar chart, the highest quarterly return was [1.36]% (quarter ended [December 31, 1997]) and the lowest quarterly return was [1.13]% (quarter ended [March 31, 1999]).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE     INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------------------------------
Resource Class                                   [   ]%     --         --        [   ]%     03/12/96
-------------------------------------------------------------------------------------------------------



Resource Class share's seven-day yield on December 31, 2000 was [6.08]%. For the current seven-day yield, call (800) 825-6858.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESOURCE CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                  RESOURCE CLASS
-------------------------------------------------
Management Fees(2)                       0.15%

Distribution and/or
Service (12b-1) Fees                     0.20

Other Expenses                           0.04

Total Annual Fund Operating
Expenses                                 0.39

Fee Waivers(2,3)                         0.08

Net Expenses(4)                          0.31
-------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution plan fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are 0.27%.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Resource Class   $[40]    $[125]    $[219]     $[493]
------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06]% of average daily net assets.



  Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]



                                                                    RESOURCE CLASS
                                               --------------------------------------------------------
                                                                YEAR ENDED AUGUST 31,
                                               --------------------------------------------------------
                                                 2001        2000        1999        1998        1997
                                               --------    --------    --------    --------    --------
Net asset value, beginning of period           $           $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.06        0.05        0.05        0.05
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                        (0.06)      (0.05)      (0.05)      (0.05)
=======================================================================================================
Net asset value, end of period                 $           $   1.00    $   1.00    $   1.00    $   1.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                                        %       5.66%       4.80%       5.47%       5.30%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $           $305,136    $359,101    $455,961    $237,123
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     %       0.26%(b)     0.25%      0.24%       0.25%
-------------------------------------------------------------------------------------------------------
  Without fee waivers                                  %       0.30%(b)     0.29%      0.28%       0.29%
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of net investment income to average net
  assets                                               %       5.50%(b)     4.69%      5.34%       5.19%
_______________________________________________________________________________________________________
=======================================================================================================


(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of $[         ].

(c) Annualized.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution and service fees of 0.20% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

  You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 825-6858

ON THE INTERNET:             You can send us a request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports
                             via our website:
                             http://www.aimfunds.com


----------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------

 Treasury Portfolio, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
-----------------------------------



[AIM LOGO APPEARS HERE]     www.aimfunds.com    [     ]   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        TREASURY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Sweep Class
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        JANUARY 1, 2002


                                       This prospectus contains important
                                       information about the Sweep Class of
                                       the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

                                       An investment in the fund:
                                       - is not FDIC insured;
                                       - may lose value; and
                                       - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
         --Registered Trademark--                       --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class Shares nor the Institutional Class shares are subject to sales loads.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................  6.16%
1992....................................  3.86%
1993....................................  3.15%
1994....................................  4.15%
1995....................................  5.95%
1996....................................  5.41%
1997....................................  5.56%
1998....................................  5.48%
1999....................................  5.00%
2000....................................  6.27%


The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.


  During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.69]% (quarter ended [March 31, 1991]) and the lowest quarterly return was [0.77]% (quarter ended [June 30, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                          SINCE      INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------------------------------
Institutional Class                               6.27%    5.54%      5.09%      6.25%      04/12/84
-----------------------------------------------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.23%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                   SWEEP CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                  SWEEP CLASS
-----------------------------------------------
Management Fees(2)                     0.15%

Distribution and/or
Service (12b-1) Fees                   0.25

Other Expenses                         0.04

Total Annual Fund

Operating Expenses                     0.44

Fee Waivers(2,3)                       0.08

Net Expenses                           0.36
-----------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                 1 YEAR   3 YEARS    5 YEARS     10 YEARS
----------------------------------------------------------
Sweep Class       $[45]    $[141]     $[246]      $[555]
----------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [135] investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06]% of average daily net assets.



  Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


  The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

  Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for fiscal years 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2000 was audited by [KPMG LLP]. [For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.]


  As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.


                                                                 INSTITUTIONAL CLASS
                                          ------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31,
                                          ------------------------------------------------------------------
                                             2001          2000          1999          1998          1997
                                          ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period      $             $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.06          0.05          0.05          0.05
------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.06)        (0.05)        (0.05)        (0.05)
============================================================================================================

Net asset value, end of period            $             $     1.00    $     1.00    $     1.00    $     1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return                                        %         5.83%         4.97%         5.64%         5.47%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $             $3,005,442    $3,164,199    $2,988,375    $3,408,010
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                            %         0.10%(a)      0.09%         0.08%         0.09%
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to
  average net assets                                %         5.66%(a)      4.85%         5.50%         5.35%
____________________________________________________________________________________________________________
============================================================================================================



(a) Ratios are based on average net assets of $[          ].

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.

  You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 301-6246

ON THE INTERNET:             You can send us a request
                             by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
Treasury Portfolio, a series of Short-Term
Investments Trust
SEC 1940 Act file number: 811-2729
------------------------------------------


[AIM LOGO APPEARS HERE]        www.aimfunds.com [     ]   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005


                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE TREASURY PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE TREASURY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE TREASURY PORTFOLIO LISTED BELOW BY WRITING TO:


                             FUND MANAGEMENT COMPANY
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77046-1173


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 1, 2002, RELATES TO THE FOLLOWING PROSPECTUSES:


                     CLASS                                        DATED
                     -----                                        -----
              CASH MANAGEMENT CLASS                          JANUARY 1, 2002
               INSTITUTIONAL CLASS                           JANUARY 1, 2002
            PERSONAL INVESTMENT CLASS                        JANUARY 1, 2002
            PRIVATE INVESTMENT CLASS                         JANUARY 1, 2002
                  RESERVE CLASS                              JANUARY 1, 2002
                 RESOURCE CLASS                              JANUARY 1, 2002
                   SWEEP CLASS                               JANUARY 1, 2002

              Short-Term Investments Trust
                       STATEMENT OF ADDITIONAL INFORMATION
                                 JANUARY 1, 2002

                                TABLE OF CONTENTS


                                                                                                                PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS........................................................2
         Classification...........................................................................................2
         Investment Strategies and Risks..........................................................................2
                  Debt Investments................................................................................4
                  Other Investments...............................................................................5
                  Investment Techniques...........................................................................6
                  Derivatives.....................................................................................8
         Portfolio Policies......................................................................................11

MANAGEMENT OF THE TRUST..........................................................................................13
         Board of Trustees.......................................................................................13
         Management Information..................................................................................13
         Compensation............................................................................................14
         Codes of Ethics.........................................................................................16

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................16

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................17
         Investment Advisor......................................................................................17
         Service Agreements......................................................................................18
         Other Service Providers.................................................................................18

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................19
         Brokerage Transactions..................................................................................19
         Commissions.............................................................................................19
         Brokerage Selection.....................................................................................20
         Directed Brokerage......................................................................................21
         Regular Brokers or Dealers..............................................................................21
         Allocation of Portfolio Transactions....................................................................21

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................21
         Purchase and Redemption of Shares.......................................................................21
         Offering Price..........................................................................................22
         Redemption in Kind......................................................................................23
         Backup Withholding......................................................................................23

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................24

DISTRIBUTION OF SECURITIES.......................................................................................27
         Distribution Plan.......................................................................................27
         Distributor.............................................................................................29

BANKING REGULATIONS..............................................................................................30

CALCULATION OF PERFORMANCE DATA..................................................................................30

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................C-1

MANAGEMENT FEES.................................................................................................D-1

ADMINISTRATIVE SERVICES FEES....................................................................................E-1

AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN...........................................F-1

PERFORMANCE DATA................................................................................................G-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         Short-Term Investments Trust (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Treasury Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on January 24, 1977, as a Maryland corporation, but which had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. The Portfolios allocate any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Each portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

         All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

         Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         Each portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy. [Shareholders will be notified before any material change in the investment policies become effective.]

                           SHORT-TERM INVESTMENTS TRUST

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



       PORTFOLIO                     TREASURY PORTFOLIO
       ---------                     ------------------
SECURITY/
INVESTMENT
TECHNIQUE
----------
                               EQUITY INVESTMENTS

Common Stock

Preferred Stock

Convertible Securities

Alternative Equity
Securities

                               FOREIGN INVESTMENTS

Foreign Securities

Foreign Exchange
Transactions

                                DEBT INVESTMENTS

U.S. Treasury                                    X
Obligations

Mortgage-Backed and
Asset-Backed
Securities

Foreign Government
Obligations

Bank Instruments

Commercial
Instruments

Participation Interests

Other Debt Obligations

Junk Bonds

Municipal Securities

                                OTHER INVESTMENTS

REITs

Other Investment                                 X
Companies

Delayed Delivery                                 X
Transactions

When-Issued
Securities                                       X

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating
Rate Instruments

Indexed Securities                               X

Zero-Coupon and
Pay-in-Kind Securities

                           SHORT-TERM INVESTMENTS TRUST

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



       PORTFOLIO                     TREASURY PORTFOLIO
       ---------                     ------------------
SECURITY/
INVESTMENT
TECHNIQUE
----------

                              INVESTMENT TECHNIQUES

Short Sales                                     [X]

Margin Transactions                             [ ]

Interfund Loans                                  X

Lending Portfolio
Securities

Repurchase
Agreements                                       X

Reverse Repurchase                               X
Agreements

Dollar Rolls

Illiquid Securities                              X

Rule 144A Securities

Unseasoned Issuers

Portfolio Transactions                           X

Standby Commitments

                                        DERIVATIVES

Equity-Linked
Derivatives

Put Options                                      X

Call Options                                     X

Straddles

Warrants

Futures Contracts and
Options on Futures
Contracts

Forward Contracts

Cover


Debt Investments

         U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations consist of Treasury bills, notes and bonds issued directly by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity.

         Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities deemed by AIM to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be an Eligible Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be Eligible Securities. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

         Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

         Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

         INDEXED SECURITIES. The Portfolio may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

Investment Techniques

         [SHORT SALES. In a short sale, the Portfolio does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Portfolio is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Portfolio will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security, or when the Portfolio does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Portfolio's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Portfolio may also make short sales to generate additional income from the investment of the cash proceeds of short sales.]

         [The Portfolio will only make short sales "against the box," meaning that at all times when a short position is open, the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Portfolio will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio does not intend to engage in short sales.]

         [MARGIN TRANSACTIONS. The Portfolio will not purchase any security on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Portfolio of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin. The Portfolio does not intend to engage in margin transactions.]

         INTERFUND LOANS. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Portfolio has obtained an exemptive order from the SEC allowing it to invest its cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements which involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. The Portfolio may enter into reverse repurchase agreements with respect to its portfolio securities with terms of 92 days or less in amounts up to 10% of the value of its total assets at the entering into a reverse repurchase agreement.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Derivatives

         The Portfolio may purchase or sell put or call options.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         The Portfolio does not intend to purchase or sell put or call options.

         Pursuant to federal securities rules and regulations, the Portfolio's use of options may require that the Portfolio set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. The Portfolio may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Portfolio foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Portfolio assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Portfolio would suffer a loss.

         If a call option that the Portfolio has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Portfolio effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. The Portfolio may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Portfolio to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Portfolio could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Portfolio may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where the Portfolio has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         The Portfolio may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. The Portfolio may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where the Portfolio has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, the Portfolio may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         COVER. Transactions using options (other than options purchased by the Portfolio) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in other options or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a option is deemed to be illiquid, the assets used to "cover" the Portfolio's obligation will also be treated as illiquid for purposes of determining the Portfolio's maximum allowable investment in illiquid securities.

         Even though options purchased by the Portfolio do not expose the Portfolio to an obligation to another party, but rather provide the Portfolio with a right to exercise, the Portfolio intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Portfolio will treat the market value of the option (i.e., the amount at risk to the Portfolio) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with other appropriate assets. If a large portion of the Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS. The use by the Portfolio of options involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that the Portfolio will use hedging transactions. For example, if the Portfolio determines that the cost of hedging will exceed the potential benefit to the Portfolio, the Portfolio will not enter into such transaction.

PORTFOLIO POLICIES

         FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

         (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

         (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

         The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks or any AIM Advised Fund exceed 5% of the Portfolio's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the portfolio's independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:



                                                             RETIREMENT
                                           AGGREGATE          BENEFITS             TOTAL
                                         COMPENSATION         ACCRUED           COMPENSATION
                                           FROM THE            BY ALL           FROM ALL AIM
                 TRUSTEE                   TRUST(1)         AIM FUNDS(2)          FUNDS(3)
                 -------                 ------------      -------------        ------------
            Frank S. Bailey(4)                  0                   0            $105,000
            Bruce L. Crockett                $[ ]            $ 60,951             111,500
            Owen Daly II                      [ ]              97,195             111,500
            Albert R. Dowden(5)               [ ]                 -0-              13,435
            Edward K. Dunn, Jr                [ ]              22,138             111,500
            Jack M. Fields                    [ ]              23,019             108,500
            Carl Frischling(6)                [ ]             107,507             111,500
            Prema Mathai-Davis                [ ]              22,606             111,500
            Lewis F. Pennock                  [ ]              67,995             111,500
            Ruth H. Quigley(4)                  0                   0             105,500
            Louis S. Sklar                    [ ]              87,538             111,000

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2001, including earnings thereon, was $[ ].

(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $[ ].

(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(5)  Mr. Dowden was elected to serve as a trustee on December 12, 2000.

(6) During the fiscal year ended August 31, 2001, the Trust paid $[ ] in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         Table #1 below shows estimated credited years of service under the Plan for each non-affiliated trustee as of December 31, 2000.



                                    TABLE #1

                                            ESTIMATED CREDITED
                  TRUSTEE                    YEARS OF SERVICE
                  -------                   ------------------
              Frank S. Bailey                      15
             Bruce L. Crockett                     13
               Owen Daly II                        13
             Albert R. Dowden                       0
            Edward K. Dunn, Jr                      2
              Jack M. Fields                        3
              Carl Frischling                      23
            Prema Mathai-Davis                      2
             Lewis F. Pennock                      19
              Ruth H. Quigley                      24
              Louis S. Sklar                       11

         Table #2 below shows the estimated annual benefits payable upon retirement for specified years of service.


                                    TABLE #2

                         ANNUAL RETAINER      ESTIMATED ANNUAL
                            PRIOR TO           BENEFITS UPON
                           RETIREMENT            RETIREMENT
                         ---------------      -----------------
                          $ 100,000              $ 75,000
                            105,000                78,750
                            110,000                82,500
                            115,000                86,250
                            120,000                90,000
                            125,000                93,750


Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


    FUND NAME                    NET ASSETS                         ANNUAL RATE
    ---------                    ----------                         -----------
Treasury Portfolio         First $300 million                          0.15%
                           Next $300 million to $1.5 billion           0.06%
                           Amount over $1.5 billion                    0.05%
                           [ALL ASSETS (EFFECTIVE
                           JANUARY 1, 2002) IF APPROVED
                           BY SHAREHOLDERS]                           [0.15%]


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

         The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix D.

         [AIM has contractually agreed to waive half of its advisory fees for the Portfolio through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Portfolio will be 0.075%. [If shareholders approve.] ]

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Portfolio; maintain shareholder accounts and provide shareholders with information regarding the Portfolio and its accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         SUB-ACCOUNTING. The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK(R) Remote, a personal computer application software product, may receive sub-accounting services via such software.

         CUSTODIAN. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trustees has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

         The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

COMMISSIONS

         During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

         The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with
(3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE

         During the last fiscal year ended August 31, 2001, the Portfolio did not pay brokerage commissions.

REGULAR BROKERS OR DEALERS

         During the last fiscal year ended August 31, 2001, the Portfolio did not purchase securities of its regular broker or dealers.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

         A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

         AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

         The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

         The net asset value per share of each class of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Trust. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

         The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         The Board of Trustees has established procedures designed to stabilize at $1.00, to the extent reasonably possible, the Portfolio's net asset value per share. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Portfolio in cash. It is possible that future conditions may make it undesirable for the Portfolio to pay for redeemed shares in cash. In such cases, the Portfolio may make payment in securities or other property if the Portfolio has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates the Portfolio to redeem for cash all shares presented to the Portfolio for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Portfolio's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Portfolio's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund and other payers, must, according to IRS regulations, withhold 30.5% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.   the investor fails to furnish a correct TIN to the Portfolio, or

         2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

         3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NON-RESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

         Dividends are paid on settled shares of the Portfolio as of 5:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

         TAX MATTERS. The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

         PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

         The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Portfolio may be required to withhold 30.5% of distributions and/or redemption payments ("backup withholding"); however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001. For more information refer to "Purchases, Redemption and Pricing of Shares - Backup Withholding."

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

         If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30.5% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001.

         Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


         CLASS                                               ANNUAL RATE
         -----                                               -----------
         Cash Management Class                                 0.10%
         Personal Investment Class                             0.75%
         Private Investment Class                              0.50%
         Reserve Class                                         1.00%
         Resource Class                                        0.20%
         Sweep Class                                           0.25%

         The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

         Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

         FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

         The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

         Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

         Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix F for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2001.

         As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

         The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

         Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

         The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management Information."

         The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

         The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

                               BANKING REGULATIONS

         On November 12, 1999, the Gramm-Leach Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

         Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

         Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

         The standard formula for calculating annualized yield for the Portfolio is as follows:

                           Y = (V  -- V )    x    365
                                 1     0
                               ----------         ---
                                     V             7
                                      0

         Where       Y      =   annualized yield.

                     V      =   the value of a hypothetical pre-existing account
                      0         in the Portfolio having a balance of one share
                                at the beginning of a stated seven-day period.

                     V      =   the value of such an account at the end of the
                      1         stated period.

         The standard formula for calculating effective annualized yield for the Portfolio is as follows:

                                        365/7
                           EY = (Y + 1)       - 1

         Where       EY  =  effective annualized yield.

                     Y   =  annualized yield, as determined above.

         The yield for each class of the Portfolio is found in Appendix H.

Performance Information

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

         The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

         Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

         Advertising Age                        Forbes                              Nation's Business
         Barron's                               Fortune                             New York Times
         Best's Review                          Hartford Courant                    Pension World
         Broker World                           Inc.                                Pensions & Investments
         Business Week                          Institutional Investor              Personal Investor
         Changing Times                         Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor              Insurance Week                      USA Today
         Consumer Reports                       Investor's Daily                    U.S. News & World Report
         Economist                              Journal of the American             Wall Street Journal
         FACS of the Week                       Society of CLU & ChFC               Washington Post
         Financial Planning                     Kiplinger Letter                    CNN
         Financial Product News                 Money                               CNBC
         Financial Services Week                Mutual Fund Forecaster              PBS
         Financial World

         The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                      Stanger                             [iMoney Net, Inc.]
         Donoghue's                             Weisenberger                        [Money Fund Averages]
         Mutual Fund Values (Morningstar)       Lipper, Inc.                        [Bloomberg]
                                                                                    [TeleRate]

         [The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.]

         The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         30 year Treasury Bonds
         90 day Treasury Bills

         Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. [Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.]

         From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

         Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                   POSITION(S)
                                   HELD WITH                   PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE              REGISTRANT                  THE PAST 5 YEARS
---------------------              -----------                 ---------------------------------------
*ROBERT H. GRAHAM (54)              Trustee,                   Chairman, President and Chief Executive Officer, A I M
                                    Chairman and               Management Group Inc.; Chairman and President, A I M
                                    President                  Advisors, Inc.; Director and Senior Vice President, A I M
                                                               Capital Management, Inc.: Chairman, A I M Distributors,
                                                               Inc., A I M Fund Services, Inc. and Fund Management
                                                               Company; and Director and Vice Chairman, AMVESCAP PLC
                                                               (parent of AIM and a global investment management firm).

FRANK S. BAYLEY (62)                Trustee                    Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                         Chairman, C.D. Stimson Company (private investment
Suite 2400                                                     company); and Trustee, The Badgley Funds.
San Francisco, CA 94111

BRUCE L. CROCKETT (57)              Trustee                    Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                 Director, President and Chief Executive Officer, COMSAT
McLean, VA 22102                                               Corporation; and Chairman, Board of Governors of INTELSAT
                                                               (international communications company).

OWEN DALY II (77)                   Trustee                    Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                            company), CF & I Steel Corp., Monumental Life Insurance
Baltimore, MD 21210                                            Company and Monumental General Insurance Company; and
                                                               Chairman of the Board of Equitable Bancorporation.

ALBERT R. DOWDEN (59)               Trustee                    Chairman of the Board of Directors, Cortland Trust, Inc.
1815 Central Park Drive                                        (investment company) and DHJ Media, Inc.; and Director,
P.O. Box 774000 - PMB #222                                     Magellan Insurance Company. Formerly, Director, President
Steamboat Springs, CO 80477                                    and Chief Executive Officer, Volvo Group North America,
                                                               Inc.; Senior Vice President, AB Volvo; and Director, The
                                                               Hertz Corporation, Genmar Corporation (boat
                                                               manufacturer), National Media Corporation and Annuity and
                                                               Life Re (Holdings), Ltd.

---------------

* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.


                                   POSITION(S)
                                   HELD WITH                   PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE              REGISTRANT                  THE PAST 5 YEARS
---------------------              -----------                 ---------------------------------------
EDWARD K. DUNN, JR. (66)            Trustee                    Formerly, Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza                                                Mortgage Corp.; Vice Chairman of the Board of Directors,
8th Floor, Suite 805                                           President and Chief Operating Officer, Mercantile-Safe
Baltimore, MD 21201                                            Deposit & Trust Co.; and President, Mercantile Bankshares
                                                               Corp.

JACK M. FIELDS (49)                 Trustee                    Chief Executive Officer, Twenty First Century Group, Inc.
434 New Jersey Avenue, SE                                      (governmental affairs company). Formerly, Member of the
Washington, DC 20003                                           U.S. House of Representatives.

**CARL FRISCHLING (64)              Trustee                    Partner, Kramer Levin Naftalis & Frankel LLP (law firm);
919 Third Avenue                                               and Director, Cortland Trust, Inc. (investment company).
New York, NY 10022

PREMA MATHAI-DAVIS (51)             Trustee                    Member, Visiting Committee, Harvard University Graduate
370 East 76th Street                                           School of Education, New School University. Formerly,
New York, NY 10021                                             Chief Executive Officer, YWCA of the USA; Commissioner,
                                                               New York City Department of the Aging; and Commissioner,
                                                               New York City Metropolitan Transportation Authority.

LEWIS F. PENNOCK (58)               Trustee                    Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX 77057

RUTH H. QUIGLEY (66)                Trustee                    Private investor; and President, Quigley Friedlander &
1055 California Street                                         Co., Inc. (financial advisory services firm) from 1984 to
San Francisco, CA 94108                                        1986.

LOUIS S. SKLAR (62)                 Trustee                    Executive Vice President, Development and Operations,
The Williams Tower                                             Hines Interests Limited Partnership (real estate
50th Floor                                                     development).
2800 Post Oak Blvd.
Houston, TX 77056

GARY T. CRUM (54)                   Senior Vice                Director and President, A I M Capital Management, Inc.;
                                    President                  Director and Executive Vice President, A I M Management
                                                               Group Inc.; Director and Senior Vice President, A I M
                                                               Advisors, Inc.; and Director, A I M Distributors, Inc.
                                                               and AMVESCAP PLC (parent of AIM and a global investment
                                                               management firm).


----------

** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.


                                   POSITION(s)
                                   HELD WITH                   PRINCIPAL OCCUPATION(s) DURING AT LEAST
NAME, ADDRESS AND AGE              REGISTRANT                  THE PAST 5 YEARS
---------------------              -----------                 ---------------------------------------
CAROL F. RELIHAN (46)               Senior Vice                Director, Senior Vice President, General Counsel and
                                    President and              Secretary, A I M Advisors, Inc. and A I M Management
                                    Secretary                  Group Inc.; Director, Vice President and General Counsel,
                                                               Fund Management Company; and Vice President, A I M Fund
                                                               Services, Inc., A I M Capital Management, Inc. and A I M
                                                               Distributors, Inc.

DANA R. SUTTON (42)                 Vice President             Vice President and Fund Treasurer, A I M Advisors, Inc.

MELVILLE B. COX (58)                Vice President             Vice President and Chief Compliance Officer, A I M
                                                               Advisors, Inc. and A I M Capital Management, Inc.; and
                                                               Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)              Vice President             Senior Vice President, A I M Capital Management, Inc.;
                                                               Director, Fund Management Company; and Vice President,
                                                               A I M Advisors, Inc.

                                   APPENDIX C

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of October 26, 2001.

GOVERNMENT & AGENCY PORTFOLIO

                                 CASH                       PERSONAL      PRIVATE
                              MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                CLASS          CLASS         CLASS         CLASS       CLASS         CLASS       CLASS
                              ----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
-------------------           ----------   -------------   ----------   ----------   ----------   ----------   ----------
Ferris, Baker Watts, Inc.
1700 Pennsylvania Ave.           22.30%
Washington, DC 20006

Bank One Capital Markets
One Bank One Plaza               19.78%
Chicago, IL 60670

Fund Services Advisors,
Inc.
Attn: Fund Manager
1875 Century Park E.             14.26%         9.59%                     38.26%
Suite 1345
Los Angeles, CA 90067

Marion County Treasurer
Attn: Brian Atkinson
1060 City County Building         6.05%
Indianapolis, IN 46204

Huntington Capital Corp.
41 S. High St., Ninth Floor       5.22%
Columbus, OH 43287

Universal Service
Administrative Co.                             17.38%
P.O. Box 1443
Chicago, IL 60690-1443

AIM Fund of Funds
Account #1
Attn: Stacey Frankes
Money Market Portfolio
Admin.                           12.85%
11 Greenway Plaza, Suite
100
Houston, TX 77046

                                 CASH                       PERSONAL      PRIVATE
                              MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                CLASS          CLASS         CLASS         CLASS       CLASS         CLASS       CLASS
                              ----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
-------------------           ----------   -------------   ----------   ----------   ----------   ----------   ----------
Maril & Co FBO Chicago
Trust Co.
Marshall & Ilsley Trust
Company
Attn: Marge Muccilli              9.89%
1000 N. Water Street /
TR-14
Milwaukee, WI 53202

Frost National Bank TX
c/o Frost
P.O. Box 2479                                  8.62%
San Antonio, TX 78298-2479

Bank of Springfield
Government Sweep Investment
Attn: Brenda Stroh                                           74.85
3400 West Wabash
Springfield, IL 62707

Deposit Guaranty National
Bank
Attn: Doug Minor                                              8.42%
210 E. Capitol St.
Jackson, MS 39201

Bright National Bank
4 E. Main Street                                              7.79%
Flora, IN 46929

STAR Financial Bank,
Anderson
1900 W. 50th Street                                           5.08%                    54.43%
P. O. Box 967
Marion, IN 46953

TRA Rights Trust
Attn: Gary Filler
101 Canyon Crest Dr.                                                      17.94%
Alpine, UT 84004

First Union Subaccounts
8739 Research Drive
Capital Markets                                                           17.22%
Charlotte, NC 28262-0675

Bank of New York
Attn: Paul Madden                                                          7.36%
One Wall Street, 5th Floor
New York, NY 10286

First National Banker's
Bank
Attn: Sheila Esteve                                                                    19.55%
P.O. Drawer 80579
Baton Rouge, LA 70898

Marc Drake & Denese Drake
Attn: Marc Drake
124 Mont Blanc                                                                          9.22%
Heath, TX 75032

Community Bank
Attn: Carolyn Geiser
500 S. Morgan                                                                           8.75%
Granbury, TX 76048

                                 CASH                       PERSONAL      PRIVATE
                              MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                CLASS          CLASS         CLASS         CLASS       CLASS         CLASS       CLASS
                              ----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
-------------------           ----------   -------------   ----------   ----------   ----------   ----------   ----------
City of Chicago
Attn: Mark Mitrovich
121 N. LaSalle Street,                                                                              24.80%
Room #204
Chicago, IL 60603

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                 23.05%
Hartford, CT 06103

City of Chicago G.O. Bonds
for City Colleges
121 N. LaSalle Street,                                                                              11.22%
Room 204
Chicago, IL 60603

Adams County Treasurer
450 S. 4th Ave.                                                                                      6.53%
Brighton, CO 80601

     *  Owned of record and beneficially (such as A I M Advisors, Inc.).

     ** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 CASH                       PERSONAL      PRIVATE
                              MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                CLASS          CLASS         CLASS         CLASS       CLASS         CLASS       CLASS
                              ----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
-------------------           ----------   -------------   ----------   ----------   ----------   ----------   ----------
CIBC World Markets
Attn: Lester Elson
200 Liberty Street              99.58%                                    41.52%
World Financial Center
New York, NY 10281

Donaldson Lufkin Jenrette
Secs Corp.                                    52.13%
P.O. Box 2052
Jersey City, NJ 07399

Frost National Bank-TX
c/o Frost
P.O. Box 2479                                 11.82%                       6.79%
San Antonio, TX
78298-2479

The Trust Company of
Oklahoma
Attn: Cash Management                         9.51%
P.O. Box 3688
Tulsa, OK 74101-3688

First Trust / Var & Co.
Attn: Linda Fritz
Funds Control
Suite 0404                                    7.67%
180 E. Fifth St.
St. Paul, MN  55101

Trustmark National Bank,
Trust Dept.
Attn: Ned Balsley VP                          7.11%
248 East Capitol
Jackson, MS 39205

                                 CASH                       PERSONAL      PRIVATE
                              MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                CLASS          CLASS         CLASS         CLASS       CLASS         CLASS       CLASS
                              ----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
-------------------           ----------   -------------   ----------   ----------   ----------   ----------   ----------
Colorado State Bank &
Trust
Attn: Debbie Barcus                                         100.00%
1600 Broadway
Denver, CO 80202-4999

Bank of New York
Attn: Paul Madden
One Wall Street, 5th Floor                                                27.48%
New York, NY 10268

First Union Securities,
Inc.
Attn: Money Funds                                                         9.47%
8739 Research Drive
Charlotte, NC 28262-0675

Huntington Capital Corp
41 High Street, 9th Floor                                                  6.43%
Columbus, OH 43287

Community Bank,
DeSoto County
Attn: Gladys Ricks
6910 Airways Blvd.                                                                     100.00%
P.O. Box 129
Southaven, MS 38671

Morgan Stanley Dean Witter
Attn: Bill Cairney
1 Pierrepont Plaza,
7th Floor                                                                                          94.51%**
Brooklyn, NY 11201

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                 5.49%
Hartford, CT 06103

     *  Owned of record and beneficially (such as A I M Advisors, Inc.).

     ** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

TREASURY PORTFOLIO

                                 CASH                       PERSONAL      PRIVATE
                              MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                CLASS          CLASS         CLASS         CLASS       CLASS         CLASS       CLASS
                              ----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
-------------------           ----------   -------------   ----------   ----------   ----------   ----------   ----------
Bank of New York
Attn: Paul Madden
One Wall Street, 5th Floor      29.72%                                    49.82%
New York, NY 10286

State of New Mexico -
Overnight Account
2019 Galisteo, Building K       25.97%
P.O. Box 608
Santa Fe, NM 87701

Bank of Oklahoma
Attn:  Cathy Latimer            18.25%
P.O. Box 2180
Tulsa, OK 74101

                                 CASH                       PERSONAL      PRIVATE
                              MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                                CLASS          CLASS         CLASS         CLASS       CLASS         CLASS       CLASS
                              ----------   -------------   ----------   ----------   ----------   ----------   ----------
                              PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF            OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
PRINCIPAL HOLDER                RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
-------------------           ----------   -------------   ----------   ----------   ----------   ----------   ----------
Lehman Brothers/H&Q
c/o Matt Dermer
One World Financial             8.23%
Center, 28th Floor
New York, NY 10281

Frost National Bank-TX
c/o Frost
P. O. Box 2479                                11.47%
San Antonio, TX
78298-2479

Universal Service
Administrative Co.                            10.24%
P. O. Box 1443
Chicago, IL 60690-1443

Trust Company Bank
Attn: M. Wells
Center 3139                                   7.50%
P. O. Box 105504
Atlanta, GA 30348

State Street Bank & Trust
Attn: Master Note
Control, AH3                                  6.84%
108 Myrtle Street
North Quincy, MA 02171

Paine Webber SSB
Mutual Fund Operations
State Street Custodial                        5.54%
Accounts
1000 Harbor Blvd., 6th
Floor
Weehawken, NJ 07087-6790

Cullen/Frost Discount
Brokers
Attn: Karen Banks                                            90.51%        9.78%
P. O. Box 2358
San Antonio, TX 78299

Zions First National Bank
(CO)
Attn: Trust Dept. - Liz
King                                                                       8.82%
P. O. Box 30880
Salt Lake City, UT 84130

Huntington Capital Corp
41 S. High St., 9th Floor                                                  8.34%
Columbus, OH 43287

New Haven Savings Bank
Trust Dept.
Attn: Carl W. Lindskog                                                     6.77%
P. O. Box 302
New Haven, CT 06502

Bank of New York
Attn: Sheryl Covelli
440 Mamoronek, 5th Floor                                                               86.39%
Harrison, NY 10528

Kinco & Co.
Securities Services,
6th Floor                                                                              10.33%
One Hanson Place
Brooklyn, NY 11415

                                       CASH                       PERSONAL     PRIVATE
                                    MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT     RESERVE       RESOURCE      SWEEP
                                      CLASS          CLASS          CLASS       CLASS         CLASS          CLASS       CLASS
                                    ----------   -------------   ----------   ----------     -------       --------    ----------

                                    PERCENTAGE    PERCENTAGE     PERCENTAG    PERCENTAGE    PERCENTAGE    PERCENTAGE   PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF      OWNED OF       OWNED OF     OWNED OF      OWNED OF      OWNED OF     OWNED OF
PRINCIPAL HOLDER                      RECORD        RECORD         RECORD       RECORD        RECORD        RECORD       RECORD
-------------------                 ----------    ----------     ---------    ----------    ----------    ----------   ----------

First Union Subaccounts
Capital Markets
8739 Research Drive                                                                                         38.99%
Charlotte,  NC  28262-0675

City of Chicago G.O. Bonds for
City Colleges
121 No. LaSalle St, Room 204                                                                                26.44%
Chicago, IL  60603

Sovereign Bank
c/o Chase Enterprises
280 Trumbull Street                                                                                         11.55%
Hartford, CT  06103

Mellon Bank NA
Attn:  Pam Palmer
P. O. Box 710                                                                                                9.06%
Pittsburgh,  PA  15230-0710

     *    Owned of record and beneficially (such as A I M Advisors, Inc.).

     ** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

MANAGEMENT OWNERSHIP

As of October 26, 2001, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of the portfolio.

                                   APPENDIX D

                                 MANAGEMENT FEES

For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

FUND NAME                    MANAGEMENT FEE PAYABLE              MANAGEMENT FEE WAIVERS               NET MANAGEMENT FEE PAID
---------            ------------------------------------   ----------------------------------   ----------------------------------
                        2001         2000         1999        2001        2000         1999        2001        2000         1999
                     ----------   ----------   ----------   --------   ----------   ----------   --------   ----------   ----------

Treasury Portfolio   $            $2,997,421   $3,072,316   $          $        0   $        0   $          $2,997,421   $3,072,316

                                   APPENDIX E

                          ADMINISTRATIVE SERVICES FEES

         The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

FUND NAME                     2001       2000       1999
                            --------   --------   --------
Treasury Portfolio          $          $289,645   $179,471

                                   APPENDIX F

      AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

         List of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2001.

CLASS                                                            AMOUNT
-----                                                            ------

Cash Management Class                                            $
Personal Investment Class                                        $
Private Investment Class                                         $
Reserve Class                                                    $
Resource Class                                                   $
Sweep Class                                                      $

                                   APPENDIX G

                                PERFORMANCE DATA


The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                                     30-DAY PERIOD ENDED
            Current Yield                              AUGUST 31, 2001
            -------------                            -------------------

Cash Management Class........................                %
Institutional Class..........................                %
Personal Investment Class....................                %
Private Investment Class.....................                %
Reserve Class................................                %
Resources Class..............................                %
Sweep Class .................................                %

         The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                                      SEVEN-DAY PERIOD ENDED
            Annualized Yield                              AUGUST 31, 2001
            ----------------                          ----------------------

Cash Management Class.........................                  %
Institutional Class...........................                  %
Personal Investment Class.....................                  %
Private Investment Class......................                  %
Reserve Class.................................                  %
Resources Class...............................                  %
Sweep Class ..................................                  %

                                                       SEVEN-DAY PERIOD ENDED
            Effective Yield                                AUGUST 31, 2001
            ---------------                            ----------------------

Cash Management Class..........................                  %
Institutional Class............................                  %
Personal Investment Class......................                  %
Private Investment Class.......................                  %
Reserve Class..................................                  %
Resources Class................................                  %
Sweep Class ...................................                  %

                                   APPENDIX G

                                PERFORMANCE DATA


The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                                     30-DAY PERIOD ENDED
            Current Yield                              AUGUST 31, 2001
            -------------                            -------------------

Cash Management Class........................                %
Institutional Class..........................                %
Personal Investment Class....................                %
Private Investment Class.....................                %
Reserve Class................................                %
Resources Class..............................                %
Sweep Class .................................                %

         The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                                      SEVEN-DAY PERIOD ENDED
            Annualized Yield                              AUGUST 31, 2001
            ----------------                          ----------------------

Cash Management Class.........................                  %
Institutional Class...........................                  %
Personal Investment Class.....................                  %
Private Investment Class......................                  %
Reserve Class.................................                  %
Resources Class...............................                  %
Sweep Class ..................................                  %

                                                       SEVEN-DAY PERIOD ENDED
            Effective Yield                                AUGUST 31, 2001
            ---------------                            ----------------------

Cash Management Class..........................                  %
Institutional Class............................                  %
Personal Investment Class......................                  %
Private Investment Class.......................                  %
Reserve Class..................................                  %
Resources Class................................                  %
Sweep Class ...................................                  %

                              FINANCIAL STATEMENTS




























                                       FS

                                     PART C

                                OTHER INFORMATION

Item 23           Exhibits


a(1)  -  Restated Certificate of Trust of Registrant, dated November 5, 1998.(4)



 (2) - (a) Amended and Restated Agreement and Declaration of Trust of Registrant dated November 5, 1998.(4)



      - (b) Amendment No. 1, dated May 10, 2000, to Registrant's Amended and Restated Agreement and Declaration of Trust.(7)



      - (c) Amendment No. 2, dated June 1, 2000, to Registrant's Amended and Restated Agreement and Declaration of Trust.(8)



      - (d) Amendment No. 3, dated December 13, 2000, to Registrant's Amended and Restated Agreement and Declaration of Trust.(8)



         (e) Amendment No. 4, to Registrant's Amended and Restated Agreement and Declaration of Trust.(10)



b(1)  -  (a)  Amended and Restated By-Laws of Registrant, dated November 5,
         1998.(4)



      - (b) First Amendment, dated June 9, 1999, to the Amended and Restated By-Laws of Registrant.(5)



      - (c) Amendment No. 2, dated June 14, 2000, to the Amended and Restated By-Laws of Registrant.(8)



c     -  Articles __________ of the Amended and Restated Agreement and
         Declaration of Trust, as amended, and Articles ___________ of the Amended and Restated By-Laws, as amended, as previously filed, define rights of holders of shares.



d(1)  -  Master Investment Advisory Agreement, dated June 1, 2000, between A I M
         Advisors, Inc. and Registrant.(8)



e(1)  -  (a)  First Amended and Restated Master Distribution Agreement, dated
         July 1, 2000, between Fund Management Company and Registrant.(8)



      - (b) Amendment No. 1 to the First Amended and Restated Master Distribution Agreement, between Fund Management Company and Registrant.(10)



f(1)  -  AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated
         March 7, 2000.(8)



 (2) - Form of Trustee Deferred Compensation Agreement for Registrant's Non-Affiliated Trustees, as amended March 7, 2000.(8)



g(1)  -  (a)  Custodian Agreement, dated October 15, 1993, between The Bank of
         New York and Registrant.(1)



      - (b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)
h(1) - (a) Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(3)



      - (b) Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(5)



      - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(5)



 (2) - Master Administrative Services Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)



 (3) - Memorandum of Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(8)



i(1)  -  Consent of Ballard Spahr Andrews & Ingersoll, LLP.(10)



j(1)  -  Consent of Tait, Weller & Baker.(10)



k     -  Omitted Financial Statements - None.


l     -  Agreement Concerning Initial Capitalization - None.


m(1)  -  (a)  Amended and Restated Master Distribution Plan pursuant to Rule
         12b-1, effective as of June 30, 1997.(3)



      - (b) Amendment No. 1, dated September 1, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(4)



      - (c) Amendment No. 2, dated December 18, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(5)



      - (d) Amendment No. 3, dated June 1, 2000, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(8)



      - (e) Form of Amendment No. 4, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(9)



 (2) - (a) Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(4)



         (b) Form of Shareholder Services Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(9)



n(1)  -  Third Amended and Restated Multiple Class effective August 5, 1999.(5)


o     -  Reserved


p(1)  -  The A I M Management Group Code of Ethics, as revised February 24,
         2000.(6)



 (2) - AIM Funds Code of Ethics of Registrant, effective as of September 23, 2000.(8)


----------------------------


     (3) Incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on November 14, 1994.



     (4) Incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on December 18, 1996.



     (5) Incorporated herein by reference to Post-Effective Amendment No. 30, filed electronically on December 17, 1997.



     (6) Incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on November 25, 1998.

     (7) Incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on November 8, 1999.



     (8) Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on March 31, 2000.



     (9) Incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on May 24, 2000.



     (10) Incorporated herein by reference to Post-Effective Amendment Nos. 36, 37 and 38, filed electronically on December 29, 2000.



     (11) Incorporated herein by reference to Post-Effective Amendment No. 40, filed electronically on February 16, 2001.



     (12) Filed herewith electronically.


Item 24.          Persons Controlled by or under Common Control with Registrant



                  None.

Item 25.          Indemnification





                  The Registrant's Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.



                  A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.



                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of Investment Advisor




                  The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management-The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.          Principal Underwriters

 (a) Fund Management Company, the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


                  Short-Term Investments Co.
                  Tax-Free Investments Co.


 (b)


Name and Principal                       Position and Offices                  Position and Offices
Business Address*                        with Principal Underwriter            with Registrant
----------------                         --------------------------            ---------------
Robert H. Graham                         Chairman and Director                 Chairman, Director and President

Karen Dunn Kelley                        President and Director                Vice President

                                         Senior Vice President
William Hoppe                                                                  None

                                         Senior Vice President
Michael E. Rome                                                                None

James R. Anderson                        Vice President and Chief Compliance   None
                                         Officer

                                         Vice President and Chief Financial
Dawn M. Hawley                           Officer                               None

                                         Vice President and Assistant
John H. Lively                           Secretary                             Assistant Secretary
Mary M. Maloney                                                                None
                                         Vice President

Carol F. Relihan                         Vice President,                       Senior Vice President & Secretary
                                         General Counsel and Director

Kathleen J. Pflueger                     Secretary                             Assistant Secretary

                                         Assistant Vice President
Anna Hernaez                                                                   None

David E. Hessel                          Assistant Vice President,             None
                                         Assistant Treasurer

Rebecca Starling-Klatt                   Assistant Vice President              None

Nancy L. Martin                          Assistant Secretary                   Assistant Secretary

Ofelia M. Mayo                           Assistant Secretary                   Assistant Secretary

P. Michelle Grace                        Assistant Secretary                   Assistant Secretary


(c)               None.





--------------------------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Item 28.                 Location of Accounts and Records



                  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286; and the Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Item 29.                 Management Services



                  None.

Item 30.                 Undertakings

                  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of October, 2001.

                                    Registrant:   SHORT-TERM INVESTMENTS TRUST


                                            By:   /s/ ROBERT H. GRAHAM
                                                  ------------------------------
                                                  Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            SIGNATURES                     TITLE                    DATE
            ----------                     -----                    ----

     /s/ ROBERT H. GRAHAM       Chairman, Trustee & President   October 30, 2001
------------------------------  (Principal Executive Officer)
        (Robert H. Graham)

       /s/ FRANK S. BAYLEY                 Trustee              October 30, 2001
------------------------------
          (Frank S. Bayley)

      /s/ BRUCE L. CROCKETT                Trustee              October 30, 2001
------------------------------
         (Bruce L. Crockett)

        /s/ OWEN DALY II                   Trustee              October 30, 2001
------------------------------
           (Owen Daly II)

      /s/ ALBERT R. DOWDEN                 Trustee              October 30, 2001
------------------------------
         (Albert R. Dowden)

     /s/ EDWARD K. DUNN, JR.               Trustee              October 30, 2001
------------------------------
        (Edward K. Dunn, Jr.)

       /s/ JACK M. FIELDS                  Trustee              October 30, 2001
------------------------------
          (Jack M. Fields)

       /s/ CARL FRISCHLING                 Trustee              October 30, 2001
------------------------------
          (Carl Frischling)

     /s/ PREMA MATHAI-DAVIS                Trustee              October 30, 2001
------------------------------
        (Prema Mathai-Davis)

      /s/ LEWIS F. PENNOCK                 Trustee              October 30, 2001
------------------------------
         (Lewis F. Pennock)

      /s/ RUTH H. QUIGLEY                  Trustee              October 30, 2001
------------------------------
         (Ruth H. Quigley)

      /s/ LOUIS S. SKLAR                   Trustee              October 30, 2001
------------------------------
         (Louis S. Sklar)

      /s/ DANA R. SUTTON        Vice President & Treasurer      October 30, 2001
------------------------------   (Principal Financial and
         (Dana R. Sutton)           Accounting Officer)

                                INDEX TO EXHIBITS

Exhibit
Number            Description
------            -----------
a(2)e             Amendment No. 4, to Registrant's Amended and Restated
                  Agreement and Declaration of Trust.

e(1)(b)           Amendment No. 1 to the First Amended and Restated Master
                  Distribution Agreement, between Fund Management Company and
                  Registrant.

i(1)              Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(1)              Consent of Tait, Weller & Baker